                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-4025
                                  ----------------------------------------------

                       AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    MAY 31
                         -------------------------------------------------------

Date of reporting period:   MAY 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

MAY 31, 2005

Tax-Free Money Market Fund
Tax-Free Bond Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

TAX-FREE MONEY MARKET

TAX-FREE BOND

Shareholder Fee Examples                                                      23

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .36
Approval of Management Agreements for

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Tax-Free Money
Market and Tax-Free Bond funds for the year ended May 31, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and commentary that provide insight into the market conditions that affected the fund's performance.

In addition, through our americancentury.com Web site, we provide quarterly commentaries on all portfolios managed by our investment teams, the views of our senior investment officers, and other communications about investing, portfolio strategy, and the markets. We also have many resources available in the
Education & Planning section of our site to help you meet your goals.

Your next shareholder report for these funds will be the semiannual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                   ---------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS  10 YEARS(1)  INCEPTION(1)     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.33%     1.67%      2.46%        3.35%        7/31/84
--------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S TAX-EXEMPT
MONEY MARKET FUNDS(2)     1.00%     1.36%      2.19%        3.18%(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 5/31/05(2)        6 of 125   7 of 105   7 of 87      5 of 32(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 6/30/05(2)        8 of 121   7 of 103   7 of 86      5 of 32(3)      --
--------------------------------------------------------------------------------

(1) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 8/31/84, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                    (continued)

------
2

Tax-Free Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
A-1+                                         68%                   67%
--------------------------------------------------------------------------------
A-1                                          32%                   33%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
1-30 days                                    88%                   77%
--------------------------------------------------------------------------------
31-90 days                                    3%                    --
--------------------------------------------------------------------------------
91-180 days                                   8%                    5%
--------------------------------------------------------------------------------
More than 180 days                            1%                   18%
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       2.41%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       2.44%
--------------------------------------------------------------------------------
  7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                      3.21%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                      3.35%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                      3.60%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                      3.71%
--------------------------------------------------------------------------------
*The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY

Tax-Free Money Market returned 1.33% for the year ended May 31, 2005, outperforming the 1.00% average return of the 125 funds in Lipper's "Tax-Exempt
Money Market Funds" category, and ranking the fund in the top 5% (6 of 125) of the Lipper peers. Tax-Free Money Market also ranks in the top 7% for the 5-year period, and the top 9% for the 10-year period ended May 31 (see pages 2 and 3 for performance numbers.)

ECONOMIC & MARKET PERSPECTIVE

The U.S. economy grew at a moderate rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth ranged from 3.3% to 4%, while crude oil averaged $47 a barrel and jumped as high as $57. The 12-month percentage change of "core" CPI (excluding food and energy) climbed from 1.7% in May 2004 to 2.4% in February 2005, its fastest growth rate since August 2002. To keep inflation from escalating, the
Federal Reserve raised its target rate, in eight quarter-point increments, from
1% in June 2004 to 3% in May 2005.

PORTFOLIO POSITIONING & STRATEGY

Tax-Free Money Market's 7-day current yield rose from 0.71% on May 31, 2004, to
2.41% by May 31, 2005. Part of this increase was the result of the Federal
Reserve's eight interest rate hikes. In addition, tax-free money market securities saw a significant jump in yield in April. This seasonal phenomenon results as investors make withdrawals from money-market funds to pay their taxes. Demand for money market securities dries up, and yields are pushed higher.

Managers kept most of Tax-Free Money Market's assets in variable rate demand notes (VRDNs). These are short-term, floating-rate municipal notes. The advantage of these securities is that most have weekly yield resets (though some are daily or monthly). This is beneficial when interest rates are rising, as they were during the fiscal year, or when demand for money-market securities falls, as it did in April. VRDNs can capture higher yields more quickly than other short-term securities, giving Tax-Free Money Market's yield a boost. As of
May 31, 2005, VRDNs made up about 84% of the portfolio's holdings. The remainder was invested in municipal notes and bonds, municipal mandatory put bonds, and municipal commercial paper.

OUR COMMITMENT

We remain committed to pursuing Tax-Free Money Market's objective: seeking safety of principal along with high levels of federal tax-exempt current income by investing in high-quality, very short-term debt securities issued by cities, counties, and other municipalities.

------
4

Tax-Free Money Market - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MUNICIPAL SERURITIES -- 101.8%

ALABAMA -- 2.2%
--------------------------------------------------------------------------------
          $ 4,105  Brundidge Combined Utilities Rev.,
                   Series 2002 A, VRDN, 3.06%,
                   6/2/05 (LOC: SouthTrust
                   Bank N.A.)                                          $  4,105
--------------------------------------------------------------------------------
            2,145  Tuscaloosa Health Care Auth. Rev.,
                   (Pine Valley), VRDN, 3.08%,
                   6/2/05 (LOC: AmSouth Bank)                             2,145
--------------------------------------------------------------------------------
                                                                          6,250
--------------------------------------------------------------------------------
ARIZONA -- 4.5%
--------------------------------------------------------------------------------
            6,750  Maricopa County Industrial
                   Development Auth. Rev., (Michael
                   Pylman Dairies), VRDN, 3.21%,
                   6/2/05 (LOC: Wells Fargo
                   Bank N.A)                                              6,750
--------------------------------------------------------------------------------
            2,825  Phoenix Civic Improvement Corp.
                   Rev. Bond, Series 2003 B, 2.95%,
                   6/24/05 (Acquired 5/26/05, Cost
                   $2,825) (LOC: Dexia Credit Local)(1)                   2,825
--------------------------------------------------------------------------------
            3,325  Pinal County Industrial
                   Development Auth. Solid Waste
                   Disposal Rev., (S & T Dairy LLC),
                   VRDN, 3.21%, 6/2/05 (LOC: Wells
                   Fargo Bank N.A.)                                       3,325
--------------------------------------------------------------------------------
                                                                         12,900
--------------------------------------------------------------------------------
CALIFORNIA -- 4.7%
--------------------------------------------------------------------------------
            1,499  Alameda County Industrial
                   Development Auth. Rev., (Design
                   Workshops), VRDN, 3.24%, 6/2/05
                   (LOC: Wells Fargo Bank N.A.)                           1,499
--------------------------------------------------------------------------------
           12,000  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   3.08%, 6/1/05                                         12,000
--------------------------------------------------------------------------------
                                                                         13,499
--------------------------------------------------------------------------------
COLORADO -- 3.9%
--------------------------------------------------------------------------------
            3,235  Arvada Water Enterprise Rev.,
                   VRDN, 2.95%, 6/1/05 (FSA)
                   (SBBPA: Dexia Credit Local)                            3,235
--------------------------------------------------------------------------------
            2,100  Colorado Health Facilities Auth.
                   Rev., (Boulder Community
                   Hospital), VRDN, 3.10%, 6/1/05
                   (LOC: Bank One Colorado N.A.)                          2,100
--------------------------------------------------------------------------------
            5,800  Colorado Housing & Finance Auth.
                   Rev., (Kroger Co.), VRDN, 3.08%,
                   6/2/05 (LOC: U.S. Bank Trust N.A.)                     5,800
--------------------------------------------------------------------------------
                                                                         11,135
--------------------------------------------------------------------------------
FLORIDA -- 6.3%
--------------------------------------------------------------------------------
            7,110  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 3.10%, 6/1/05 (RADIAN)
                   (SBBPA: SunTrust Bank)                                 7,110
--------------------------------------------------------------------------------
            4,955  Florida Housing Finance Agency
                   Rev., VRDN, 3.09%, 6/2/05
                   (SBBPA: Merrill Lynch Capital
                   Services) (Acquired 2/6/04-
                   4/19/04, Cost $4,955)(1)                               4,955
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 5,000  Jacksonville Health Rev., Series
                   2004 A, 1.93%, 7/27/05 (LOC:
                   Bank of America N.A.) (Acquired
                   11/4/04, Cost $5,000)(1)                            $  5,000
--------------------------------------------------------------------------------
              900  Seminole County Industrial
                   Development Auth. Rev., VRDN,
                   3.16%, 6/2/05 (LOC: Bank of
                   America N.A.)                                            900
--------------------------------------------------------------------------------
                                                                         17,965
--------------------------------------------------------------------------------
GEORGIA -- 1.0%
--------------------------------------------------------------------------------
            2,725  Fulton County Development Auth.
                   Rev., (Automatic Data Processing),
                   VRDN, 2.95%, 6/15/05                                   2,725
--------------------------------------------------------------------------------
HAWAII -- 1.8%
--------------------------------------------------------------------------------
            3,000  Hawaii Pacific Health Rev., Series
                   2004 B, (Department Budget &
                   Finance), VRDN, 3.05%, 6/1/05
                   (RADIAN) (SBBPA: Bank of
                   Nova Scotia)                                           3,000
--------------------------------------------------------------------------------
            2,000  Hawaii Pacific Health Rev., Series
                   2004 B-2, (Department Budget &
                   Finance), VRDN, 3.05%, 6/1/05
                   (RADIAN) (SBBPA: Bank of
                   Nova Scotia)                                           2,000
--------------------------------------------------------------------------------
                                                                          5,000
--------------------------------------------------------------------------------
IDAHO -- 2.8%
--------------------------------------------------------------------------------
            5,000  Idaho Tax Anticipation Notes GO,
                   3.00%, 6/30/05                                         5,005
--------------------------------------------------------------------------------
            3,000  Lincoln County Industrial
                   Development Corp. Rev., (Double A
                   Dairy), VRDN, 3.21%, 6/2/05
                   (LOC: Bank of America N.A.)                            3,000
--------------------------------------------------------------------------------
                                                                          8,005
--------------------------------------------------------------------------------
ILLINOIS -- 0.9%
--------------------------------------------------------------------------------
            2,600  Illinois Finance Auth. Rev.,
                   (Institutional Gas Technology),
                   VRDN, 3.03%, 6/2/05 (LOC: Harris
                   Trust & Savings Bank)                                  2,600
--------------------------------------------------------------------------------
INDIANA -- 9.9%
--------------------------------------------------------------------------------
            1,545  Elkhart County Rev., (Corrections
                   Complex), 2.00%, 6/1/05 (MBIA)                         1,545
--------------------------------------------------------------------------------
            2,800  Jasper County Industrial
                   Development Rev., (Newberry
                   Farms LLC), VRDN, 3.21%, 6/2/05
                   (LOC: Bank of the West)                                2,800
--------------------------------------------------------------------------------
            6,130  La Porte Industrial Development
                   Rev., (KKO Realty), VRDN, 3.21%,
                   6/2/05 (LOC: Bank of New York)                         6,130
--------------------------------------------------------------------------------
            1,610  Morgan County Rev., Series
                   2002 A, (Morgan Hospital &
                   Medical Center), VRDN, 3.11%,
                   6/2/05 (LOC: Fifth Third Bank)                         1,610
--------------------------------------------------------------------------------
           12,075  Morgan County Rev., Series
                   2002 B, (Morgan Hospital &
                   Medical Center), VRDN, 3.11%,
                   6/2/05 (LOC: Fifth Third Bank)                        12,075
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Tax-Free Money Market - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 4,000  Vincennes Economic Development
                   Rev., (Grandview Care Inc.), VRDN,
                   3.16%, 6/2/05 (LOC: Bank
                   One N.A.)                                           $  4,000
--------------------------------------------------------------------------------
                                                                         28,160
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
--------------------------------------------------------------------------------
            1,000  Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 3.08%, 6/2/05
                   (LOC: U.S. Bank N.A.)                                  1,000
--------------------------------------------------------------------------------
            1,000  Winchester Industrial Building Rev.,
                   (Kroger Co.), VRDN, 3.08%, 6/2/05
                   (LOC: U.S. Bank N.A.)                                  1,000
--------------------------------------------------------------------------------
                                                                          2,000
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,800  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Trinity Episcopal School),
                   VRDN, 3.07%, 6/1/05 (LOC:
                   SunTrust Bank)                                         2,800
--------------------------------------------------------------------------------
MARYLAND -- 0.4%
--------------------------------------------------------------------------------
            1,000  Maryland Economic Development
                   Corp. Rev., Series 2002 B,
                   (Federation of American Societies),
                   VRDN, 3.07%, 6/1/05 (LOC:
                   SunTrust Bank)                                         1,000
--------------------------------------------------------------------------------
MICHIGAN -- 1.1%
--------------------------------------------------------------------------------
            3,000  Michigan State Housing
                   Development Auth. Rev., (Limited
                   Obligation Revenue - Shoal Creek),
                   VRDN, 3.00%, 6/1/05 (LOC:
                   Bank One Michigan)                                     3,000
--------------------------------------------------------------------------------
MINNESOTA -- 2.5%
--------------------------------------------------------------------------------
            7,140  Dakota County Community
                   Development Agency Rev.,
                   (Catholic Finance Corp.), VRDN,
                   3.10%, 6/1/05 (LOC: U.S.
                   Bank N.A.)                                             7,140
--------------------------------------------------------------------------------
MISSISSIPPI -- 1.5%
--------------------------------------------------------------------------------
            1,750  De Soto County School District GO,
                   3.50%, 5/1/06 (FGIC)(2)                                1,760
--------------------------------------------------------------------------------
            2,570  Mississippi Business Finance Corp.
                   Rev., Series 2004 B, VRDN, 3.10%,
                   6/2/05 (LOC: Wells Fargo
                   Bank N.A.)                                             2,570
--------------------------------------------------------------------------------
                                                                          4,330
--------------------------------------------------------------------------------
MISSOURI -- 6.8%
--------------------------------------------------------------------------------
            2,610  Kansas City Industrial Development
                   Auth. Rev., (Plaza Manor Nursing),
                   VRDN, 3.11%, 6/2/05 (LOC:
                   Comerica Bank)                                         2,610
--------------------------------------------------------------------------------
            7,195  Kansas City Tax Allocation Rev.,
                   Series 2003 A, (Chouteau I-35),
                   VRDN, 3.16%, 6/2/05 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                           7,195
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 9,550  Missouri State Health &
                   Educational Facilities Auth. COP,
                   (Pembroke Hill School), VRDN,
                   3.12%, 6/2/05 (LOC: Commerce
                   Bank N.A.)                                          $  9,550
--------------------------------------------------------------------------------
                                                                         19,355
--------------------------------------------------------------------------------
MULTI-STATE -- 7.3%
--------------------------------------------------------------------------------
           13,849  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 3.16%,
                   6/2/05 (Ambac) (SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   5/2/00-3/10/05, Cost $13,849)(1)(3)                   13,849
--------------------------------------------------------------------------------
            6,924  Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   3.16%, 6/2/05 (Ambac) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 11/4/02-7/2/04,
                   Cost $6,924)(1)                                        6,924
--------------------------------------------------------------------------------
                                                                         20,773
--------------------------------------------------------------------------------
NEVADA -- 2.3%
--------------------------------------------------------------------------------
            3,600  Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 3.15%, 6/2/05 (LOC: Allied
                   Irish Bank plc)                                        3,600
--------------------------------------------------------------------------------
            2,895  Clark County School District GO,
                   4.00%, 6/15/05 (FSA)                                   2,898
--------------------------------------------------------------------------------
                                                                          6,498
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.5%
--------------------------------------------------------------------------------
            1,390  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 B,
                   (South New Hampshire Medical
                   Center), VRDN, 3.06%, 6/2/05
                   (RADIAN) (SBBPA: Fleet National
                   Bank)                                                  1,390
--------------------------------------------------------------------------------
NEW YORK -- 1.3%
--------------------------------------------------------------------------------
            3,600  Erie County GO, (Revenue
                   Anticipation Notes), 3.00%,
                   7/13/05 (LOC: Citigroup Global
                   Markets)                                               3,606
--------------------------------------------------------------------------------
NORTH CAROLINA -- 7.2%
--------------------------------------------------------------------------------
            6,000  North Carolina COP, Series 2004 B,
                   (Repair & Renovation), 2.00%,
                   6/1/05                                                 6,000
--------------------------------------------------------------------------------
           11,900  North Carolina Medical Care
                   Commission Retirement Facilities
                   First Mortgage Rev., Series 2001 C,
                   (Village at Brookwood), VRDN,
                   3.05%, 6/1/05 (LOC: Branch
                   Banking & Trust)                                      11,900
--------------------------------------------------------------------------------
            1,580  North Carolina Medical Care
                   Commission Rev., (Aldersgate),
                   VRDN, 3.05%, 6/1/05 (LOC:
                   Branch Banking & Trust)                                1,580
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Tax-Free Money Market - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,000  North Carolina Medical Care
                   Commission Rev., (Carol Woods),
                   VRDN, 2.95%, 6/1/05 (RADIAN)
                   (SBBPA: Branch Banking & Trust)                     $  1,000
--------------------------------------------------------------------------------
                                                                         20,480
--------------------------------------------------------------------------------
OHIO -- 0.9%
--------------------------------------------------------------------------------
            2,650  State of Ohio Rev., (Ashland
                   University), VRDN, 3.01%, 6/2/05
                   (LOC: Keybank N.A.)                                    2,650
--------------------------------------------------------------------------------
OREGON -- 4.6%
--------------------------------------------------------------------------------
           13,100  Port of Portland Public Grain
                   Elevator Rev., (Columbia Grain Inc.),
                   VRDN, 3.31%, 6/2/05 (LOC:
                   Wachovia Bank, N.A.)                                  13,100
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.3%
--------------------------------------------------------------------------------
              900  Delaware County Industrial
                   Development Auth. Rev., (Exelon),
                   VRDN, 3.05%, 6/1/05 (LOC:
                   Wachovia Bank N.A.)                                      900
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 1.1%
--------------------------------------------------------------------------------
            3,000  South Dakota Value Added Finance
                   Auth. Rev., (Rex Nederend Family
                   Trust), VRDN, 3.21%, 6/2/05 (LOC:
                   Keybank N.A.)                                          3,000
--------------------------------------------------------------------------------
TENNESSEE -- 6.7%
--------------------------------------------------------------------------------
            7,880  Bradley County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 3.08%, 6/2/05 (LOC:
                   U.S. Bank N.A.)                                        7,880
--------------------------------------------------------------------------------
              700  Cookeville Industrial Development
                   Board Rev., Series 2001 A,
                   (Advocacy & Resources Project),
                   VRDN, 3.08%, 6/2/05 (LOC:
                   AmSouth Bank)                                            700
--------------------------------------------------------------------------------
            2,300  Knox County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 3.06%, 6/2/05 (LOC:
                   U.S. Bank Trust N.A.)                                  2,300
--------------------------------------------------------------------------------
            8,200  Shelby County Health Educational
                   & Housing Facilities Board Rev.,
                   (Kings Daughter & Sons), VRDN,
                   3.08%, 6/2/05 (LOC: AmSouth
                   Bank)                                                  8,200
--------------------------------------------------------------------------------
                                                                         19,080
--------------------------------------------------------------------------------
TEXAS -- 13.4%
--------------------------------------------------------------------------------
           10,000  Crawford Education Facilities Corp.
                   Rev., (University Package
                   System A), VRDN, 3.05%, 6/2/05
                   (LOC: BNP Paribas)                                    10,000
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 5,500  Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term Inc.),
                   VRDN, 3.06%, 6/2/05 (LOC: BNP
                   Paribas)                                            $  5,500
--------------------------------------------------------------------------------
            3,000  Hale County Industrial Development
                   Corp. Rev., (Struikmans), VRDN,
                   3.21%, 6/2/05 (LOC: Bank of the
                   West)                                                  3,000
--------------------------------------------------------------------------------
            4,000  Hale County Industrial Development
                   Corp. Rev., (White River Ranch),
                   VRDN, 3.21%, 6/2/05 (LOC: Wells
                   Fargo Bank N.A)                                        4,000
--------------------------------------------------------------------------------
            3,920  San Antonio Education Facilities
                   Corp. Rev., Series 2004 A, (Phase 1
                   Dormitory), VRDN, 3.09%, 6/2/05
                   (LOC: Allied Irish Bank plc)                           3,920
--------------------------------------------------------------------------------
           12,000  Texas Tax and Rev. Anticipation
                   Notes, 3.00%, 8/31/05                                 12,041
--------------------------------------------------------------------------------
                                                                         38,461
--------------------------------------------------------------------------------
VERMONT -- 0.8%
--------------------------------------------------------------------------------
            2,375  Vermont Educational & Health
                   Buildings Financing Agency Rev.,
                   Series 2004 B, (Landmark
                   College), VRDN, 3.06%, 6/2/05
                   (RADIAN) (LOC: SunTrust Bank)                          2,375
--------------------------------------------------------------------------------
VIRGINIA -- 3.1%
--------------------------------------------------------------------------------
            2,465  Bristol Industrial Development
                   Auth. Rev., (Bristol Health Care
                   Center Inc.), VRDN, 3.15%, 6/1/05
                   (LOC: Regions Bank)                                    2,465
--------------------------------------------------------------------------------
            6,400  Suffolk Industrial Development
                   Auth. Rev., (Lake Prince Center),
                   VRDN, 3.10%, 6/1/05 (LOC:
                   Branch Banking & Trust)                                6,400
--------------------------------------------------------------------------------
                                                                          8,865
--------------------------------------------------------------------------------
WASHINGTON -- 0.3%
--------------------------------------------------------------------------------
              965  Pierce County Economic
                   Development Corporate Rev., (K &
                   M Holdings II), VRDN, 3.27%,
                   6/1/05 (LOC: Wells Fargo Bank,
                   N.A.) (Acquired 11/17/97, Cost
                   $965)(1)                                                 965
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.8%                                   290,007
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.8)%                                   (5,156)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $284,851
================================================================================

See Notes to Financial Statements.                                  (continued)

------
7

Tax-Free Money Market - Schedule of Investments

MAY 31, 2005

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $34,518 (in thousands), which represented 12.1% of net assets. None of the restricted securities are considered to be illiquid.

(2) When-issued security.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------
8

Tax-Free Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              5.16%      6.10%      5.29%      5.63%       3/2/87
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX             4.47%      5.83%      5.23%      5.80%(1)      --
--------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S INTERMEDIATE
MUNICIPAL DEBT FUNDS(2)     4.83%      5.74%      4.97%      5.78%(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 5/31/05(2)          65 of 156   26 of 95   15 of 68   8 of 12(3)     --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 6/30/05(2)          60 of 151   26 of 96   17 of 69   8 of 12(3)     --
--------------------------------------------------------------------------------
Institutional Class         5.37%%       --         --       3.70%       4/15/03
--------------------------------------------------------------------------------

(1) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
9

Tax-Free Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
------------------------------------------------------------------------------------------------
                   1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
------------------------------------------------------------------------------------------------
Investor Class     4.12%   6.29%   7.60%   4.07%   0.44%  10.77%   6.45%   9.31%  -0.79%   5.16%
------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index           4.74%   6.08%   6.95%   4.90%   0.65%  10.17%   6.33%   8.72%  -0.22%   4.47%
------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Tax-Free Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Tax-Free Bond returned 5.16%* for the fiscal year ended May 31, 2005, reflecting a respectable performance by municipal bonds that occurred in spite of eight consecutive short-term interest rate increases by the Federal Reserve. By comparison, the average return of the 156 Intermediate Municipal Debt Funds tracked by Lipper was 4.83%. And based on five- and 10-year performances,
Tax-Free Bond ranked among the top 30% of its Lipper peers. (Please see pages 9 and 10.)

YIELD SUMMARY & PERSPECTIVE

The fund's key investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Along those lines,
Tax-Free Bond's 30-day SEC yield was 3.08% as of May 31, 2005, compared with the
Lipper average 30-day SEC yield of 2.86%. All else being equal, a higher yield can boost performance.

Tax-Free Bond's 30-day SEC yield translated into a tax-equivalent yield of 4.11%
for investors in a 25% federal tax bracket, while equating to 4.74% for investors in a 35% bracket. (Please see the table at bottom right.)

ECONOMIC REVIEW

The U.S. economy grew at a moderate rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth ranged from 3.3% to 4%, while crude oil averaged $47 a barrel and jumped as high as $57. The 12-month percentage change of "core" CPI (excluding food and energy) climbed from 1.7% in May 2004 to 2.4% in February 2005, its fastest growth rate since August 2002. To keep inflation from escalating, the
Federal Reserve raised its target rate, in eight quarter-point increments, from
1% in June 2004 to 3% in May 2005.

BROAD BOND MARKET REVIEW

Though core inflation rose, it remained at relatively low levels, and stopped accelerating after the first quarter of 2005. And while economic growth was moderate, it declined after reaching 4% in the third quarter of 2004. That helped longer-term interest rates and bond yields fall, and bond prices rise.
Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/duration notes.

YIELDS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.08%
--------------------------------------------------------------------------------
Institutional Class                                    3.28%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                      4.11%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                      4.28%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                      4.60%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                      4.74%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
11

Tax-Free Bond - Portfolio Commentary

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 7.96% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate. The municipal yield curve also flattened, causing long-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields. In fact, as of May 31, 2005, 30-year AAA-rated general obligation municipal bonds yielded more than 30-year Treasury bonds! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGY

During the fiscal year, we primarily bought municipal bonds rated AAA and AA, which represented 82% of the portfolio at the end of May. In addition to those top-quality securities, we kept a conservatively small slice of the portfolio in lower-rated investment-grade bonds. As a tradeoff for their slightly increased credit risk, these securities tend to offer higher yields than like-maturity bonds with better credit ratings.

We also attempted to add value by trying to take advantage of seasonal supply and demand fluctuations within and between the various states. Over the last six months, for example, we increased the portfolio's holdings of bonds from states such as California, Texas, and Arizona (due to expectations for these securities to perform well going forward), while selling bonds from Illinois and
Washington, among others.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of federal tax-exempt current income by investing at least 80% of Tax-Free
Bond's assets in debt securities that are exempt from federal income tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
AAA                                          77%                   74%
--------------------------------------------------------------------------------
AA                                            5%                    9%
--------------------------------------------------------------------------------
A                                             8%                    8%
--------------------------------------------------------------------------------
BBB                                          10%                    9%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                          % OF NET              % OF NET
                                           ASSETS                ASSETS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
California                                 12.9%                  7.8%
--------------------------------------------------------------------------------
Texas                                      10.5%                  8.5%
--------------------------------------------------------------------------------
Arizona                                     9.4%                  8.2%
--------------------------------------------------------------------------------
Illinois                                    7.3%                  9.6%
--------------------------------------------------------------------------------
Washington                                  6.3%                  7.3%
--------------------------------------------------------------------------------

------
12

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 101.3%

ALABAMA -- 1.7%
--------------------------------------------------------------------------------
          $ 1,410  Alabama Board of Education Rev.,
                   (Calhoun Community College),
                   5.00%, 5/1/20 (Ambac)                               $  1,535
--------------------------------------------------------------------------------
            1,635  Alabama Board of Education Rev.,
                   (Jefferson State Community
                   College), 5.00%, 10/1/23 (Ambac)                       1,763
--------------------------------------------------------------------------------
              865  Alabama Water Pollution Control
                   Auth. GO, 5.75%, 8/15/18 (Ambac)                         963
--------------------------------------------------------------------------------
              190  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/08,
                   Prerefunded at 100% of Par
                   (Ambac)(1)                                               203
--------------------------------------------------------------------------------
              810  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/13,
                   Prerefunded at 100% of Par
                   (Ambac)(1)                                               863
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,126
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,627
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth. Rev.,
                   Series 2002 A, 3.80%, 6/1/06
                   (MBIA)                                                 1,260
--------------------------------------------------------------------------------
                                                                         10,340
--------------------------------------------------------------------------------
ALASKA -- 0.2%
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,002
--------------------------------------------------------------------------------
ARIZONA -- 8.9%
--------------------------------------------------------------------------------
            1,275  Arizona Health Facilities Auth. Rev.,
                   (Blood Systems Incorporated),
                   4.00%, 4/1/12                                          1,292
--------------------------------------------------------------------------------
            1,175  Arizona Health Facilities Auth. Rev.,
                   (Blood Systems Incorporated),
                   4.50%, 4/1/16                                          1,188
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/11                                          1,063
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/12                                          1,064
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    2,977
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -
                   Main Campus), 4.50%, 7/1/12
                   (MBIA)                                                 2,285
--------------------------------------------------------------------------------
            1,930  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub Lien), 4.25%, 4/1/11                         1,931
--------------------------------------------------------------------------------
            3,000  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub-Lien), 4.90%, 4/1/19                         3,008
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,023
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 4,000  Maricopa County Community
                   College District GO, Series 1997 B,
                   5.00%, 7/1/06(2)                                    $  4,130
--------------------------------------------------------------------------------
            1,155  Maricopa County Gilbert Unified
                   School District No. 41 GO, 5.75%,
                   7/1/11 (FSA)                                           1,318
--------------------------------------------------------------------------------
            2,415  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/11                           2,610
--------------------------------------------------------------------------------
            2,000  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/12                           2,169
--------------------------------------------------------------------------------
            1,000  Maricopa County Unified School
                   District No. 11 Peoria GO, (School
                   Improvement), 4.25%, 7/1/18
                   (Ambac)                                                1,029
--------------------------------------------------------------------------------
            1,000  Mohave County Community College
                   District Rev., (State Board of
                   Directors), 6.00%, 3/1/20 (MBIA)                       1,113
--------------------------------------------------------------------------------
            4,490  Mohave County Industrial
                   Development Auth. COP, Series
                   2004 A, (Mohave Prison), 5.00%,
                   4/1/13 (XLCA)(2)                                       4,908
--------------------------------------------------------------------------------
            1,655  Mohave County Industrial
                   Development Auth. GO, Series
                   2004 A, (Mohave Prison), 5.00%,
                   4/1/14 (XLCA)                                          1,813
--------------------------------------------------------------------------------
            1,200  Pima County Indian
                   Oasis-Baboquivari Unified School
                   District No. 40 GO, Series 2002 A,
                   4.60%, 7/1/13 (MBIA)                                   1,287
--------------------------------------------------------------------------------
            2,600  Pima County Tucson Unified
                   School District No. 1 GO, 4.625%,
                   7/1/13 (FSA)                                           2,796
--------------------------------------------------------------------------------
            3,135  Pima County Unified School
                   District No. 10 GO, 5.00%, 7/1/10
                   (FSA)(3)                                               3,415
--------------------------------------------------------------------------------
            3,970  Pinal County COP, 5.00%, 12/1/25(2)                    4,130
--------------------------------------------------------------------------------
            1,425  Pinal County COP, 5.00%, 12/1/26                       1,483
--------------------------------------------------------------------------------
            3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                              3,237
--------------------------------------------------------------------------------
            1,845  West Campus Housing Student
                   Housing Rev., (Arizona State
                   University), 5.00%, 7/1/30
                   (Ambac)(3)                                             1,958
--------------------------------------------------------------------------------
            2,000  West Campus Housing Student
                   Housing Rev., (Arizona State
                   University), 4.50%, 7/1/35
                   (Ambac)(3)                                             1,984
--------------------------------------------------------------------------------
                                                                         55,211
--------------------------------------------------------------------------------
ARKANSAS -- 0.3%
--------------------------------------------------------------------------------
            1,630  Fort Smith Sales and Use Tax Rev.,
                   Series 2001 A, 4.375%, 12/1/11                         1,647
--------------------------------------------------------------------------------
CALIFORNIA -- 12.9%
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease COP, Series 1994 A, (Various
                   University of California Projects),
                   6.20%, 10/1/08                                         1,023
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 3,890  California Public Works Board
                   Lease COP, Series 2004 E,
                   (Department of Corrections),
                   3.00%, 6/1/05                                       $  3,890
--------------------------------------------------------------------------------
            7,855  California Rev., Series 2004 A,
                   3.00%, 6/30/05                                         7,856
--------------------------------------------------------------------------------
           20,000  California Rev., Series 2004 B,
                   (Revenue Anticipation Notes),
                   4.50%, 6/30/05                                        20,028
--------------------------------------------------------------------------------
              890  California Special Districts
                   Association Finance Corp. COP,
                   Series 2005 RR, 5.00%, 8/1/35
                   (XLCA)                                                   934
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,045
--------------------------------------------------------------------------------
            1,075  California Statewide Communities
                   Development Auth. Water & Waste
                   Rev., Series 2004 A, (Pooled
                   Financing Program), 5.00%,
                   10/1/12 (FSA)                                          1,189
--------------------------------------------------------------------------------
            2,000  California Statewide Communities
                   Development Auth. Water & Waste
                   Rev., Series 2004 A, (Pooled
                   Financing Program), 5.25%,
                   10/1/19 (FSA)                                          2,215
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (Ambac)(4)                                441
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (Ambac)(4)                                420
--------------------------------------------------------------------------------
            2,000  Coachella Financing Auth. Tax
                   Allocation Rev., Series 2004 B,
                   (Redevelopment Project No. 4),
                   5.25%, 9/1/34 (XLCA)                                   2,154
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%, 7/1/29
                   (Ambac)                                                3,298
--------------------------------------------------------------------------------
            5,000  Los Angeles Department of Water
                   & Power Rev., Series 2001 AA3,
                   (Power Systems), 5.25%, 7/1/24(2)                      5,109
--------------------------------------------------------------------------------
            2,200  Manteca Unified School District
                   GO, 5.25%, 8/1/23 (FSA)                                2,424
--------------------------------------------------------------------------------
            1,125  Menifee Union School District GO,
                   Series 2005 B, 5.00%, 8/1/27
                   (FGIC)(3)                                              1,199
--------------------------------------------------------------------------------
            3,915  Riverside County Redevelopment
                   Agency Tax Allocation Rev., Series
                   2004 A, (Housing), 5.00%,
                   10/1/37 (XLCA)(2)                                      4,091
--------------------------------------------------------------------------------
            1,120  San Diego Public Water Facilities
                   Financing Auth. Rev., 5.00%,
                   8/1/24 (MBIA)                                          1,192
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,398
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,137
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                $  2,272
--------------------------------------------------------------------------------
            4,430  San Marcos Public Facilities Auth.
                   Rev. Tax Allocation, Series 2005 A,
                   (Areas No. 1 & 3), 5.00%, 8/1/34
                   (Ambac)                                                4,732
--------------------------------------------------------------------------------
            2,970  San Mateo County Joint Powers
                   Auth. Lease Rev., (Capital Projects
                   Program), 6.50%, 7/1/16 (MBIA)(2)                      3,673
--------------------------------------------------------------------------------
            3,400  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev., Series
                   1995 A, (Central City), 6.00%,
                   3/1/08 (Ambac)(2)                                      3,597
--------------------------------------------------------------------------------
            2,195  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, (Redevelopment Area
                   No. 1), 5.00%, 10/1/35 (Ambac)(3)                      2,310
--------------------------------------------------------------------------------
            2,000  University of California Rev., Series
                   2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        2,115
--------------------------------------------------------------------------------
                                                                         80,742
--------------------------------------------------------------------------------
COLORADO -- 2.5%
--------------------------------------------------------------------------------
            1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B, 5.75%,
                   12/1/17 (MBIA)                                         1,258
--------------------------------------------------------------------------------
              325  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.00%, 1/15/06                                           326
--------------------------------------------------------------------------------
              500  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.00%, 1/15/07                                           505
--------------------------------------------------------------------------------
              685  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.50%, 1/15/09                                           704
--------------------------------------------------------------------------------
            1,500  Colorado Health Facilities Auth.
                   Rev., Series 2004 B, (Evangelical
                   Lutheran), 3.75%, 6/1/09                               1,490
--------------------------------------------------------------------------------
              450  Colorado Water Resources &
                   Power Development Auth. Rev.,
                   Series 2000 A, 6.25%, 9/1/10,
                   Prerefunded at 100% of Par(1)                            518
--------------------------------------------------------------------------------
               50  Colorado Water Resources &
                   Power Development Auth. Rev.,
                   Series 2000 A, 6.25%, 9/1/16                              57
--------------------------------------------------------------------------------
            1,430  Denver West Metropolitan District
                   GO, 5.25%, 12/1/24                                     1,458
--------------------------------------------------------------------------------
            1,000  Douglas & Elbert Counties School
                   District No. Re-1 GO, 5.50%,
                   12/15/14 (FGIC/State Aid
                   Withholding)                                           1,159
--------------------------------------------------------------------------------
            1,000  Douglas & Elbert Counties School
                   District No. Re-1 GO, Series
                   2002 B, 5.75%, 12/15/12,
                   Prerefunded at 100% of Par
                   (FSA/State Aid Withholding)(1)                         1,161
--------------------------------------------------------------------------------
            1,100  Eagle Bend Metropolitan District
                   No. 2 GO, 5.25%, 12/1/23
                   (RADIAN)                                               1,179
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 5,000  University of Colorado Regents
                   COP, 6.00%, 12/1/22 (MBIA-IBC)(2)                   $  5,610
--------------------------------------------------------------------------------
                                                                         15,425
--------------------------------------------------------------------------------
CONNECTICUT -- 0.8%
--------------------------------------------------------------------------------
            2,150  City of Bridgeport GO, Series
                   2004 A, 5.25%, 8/15/22 (MBIA)                          2,363
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (Ambac)                                                2,422
--------------------------------------------------------------------------------
                                                                          4,785
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.4%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,510
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev., (Gonzaga
                   College High School), 5.20%,
                   7/1/12 (FSA)                                           1,249
--------------------------------------------------------------------------------
                                                                          2,759
--------------------------------------------------------------------------------
FLORIDA -- 1.1%
--------------------------------------------------------------------------------
            2,585  Greater Orlando Aviation Auth.
                   Rev., Series 2003 A, 5.00%,
                   10/1/13 (FSA)                                          2,855
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities
                   Auth. Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 3.60%,
                   11/15/05                                               1,467
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 4.00%,
                   11/15/06                                               1,512
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1989 D, 6.75%, 10/1/17(1)                              1,235
--------------------------------------------------------------------------------
                                                                          7,069
--------------------------------------------------------------------------------
GEORGIA -- 0.9%
--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09, Prerefunded at 100% of
                   Par (MBIA-IBC)(1)                                        281
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(1)                                     128
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        726
--------------------------------------------------------------------------------
            2,570  Gwinnett County Water & Sewer
                   Auth. Rev., 4.00%, 8/1/14                              2,677
--------------------------------------------------------------------------------
            1,510  Gwinnett County Water & Sewer
                   Auth. Rev., 4.00%, 8/1/15                              1,565
--------------------------------------------------------------------------------
                                                                          5,377
--------------------------------------------------------------------------------
HAWAII -- 0.1%
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10, Prerefunded at
                   101% of Par (FGIC)(1)                                    580
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
IDAHO -- 0.2%
--------------------------------------------------------------------------------
          $ 1,000  Blaine County Hailey School
                   District No. 61 GO, 5.00%,
                   7/30/10 (Ambac)                                     $  1,089
--------------------------------------------------------------------------------
ILLINOIS -- 7.3%
--------------------------------------------------------------------------------
            2,000  Bedford Park GO, Series 2004 A,
                   5.25%, 12/15/20 (FSA)                                  2,219
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 5.00%, 1/1/12
                   (MBIA-IBC)(2)                                          4,378
--------------------------------------------------------------------------------
            1,000  Chicago O'Hare International
                   Airport Rev., Series 2004 A, 5.00%,
                   1/1/26 (MBIA)                                          1,060
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev., (Civic
                   Center), 6.25%, 12/15/20 (Ambac)                       2,463
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              621
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             698
--------------------------------------------------------------------------------
              400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                              434
--------------------------------------------------------------------------------
            1,155  Illinois Finance Auth. Rev., Series
                   2005 A, (Depaul University),
                   5.00%, 10/1/14                                         1,250
--------------------------------------------------------------------------------
            1,000  Illinois Finance Auth. Rev., Series
                   2005 A, (Depaul University),
                   5.00%, 10/1/15                                         1,082
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth. Rev.,
                   Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(1)                           1,327
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,102
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A, 7.20%,
                   11/1/20 (Ambac)                                        1,292
--------------------------------------------------------------------------------
              930  Kane County Geneva Community
                   Unit School District No. 304 GO,
                   6.20%, 1/1/24 (FSA)                                    1,110
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/17
                   (MBIA)                                                 1,267
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/18
                   (MBIA)                                                 1,397
--------------------------------------------------------------------------------
            1,295  Town of Cicero GO, Series 2005 A,
                   5.00%, 1/1/14 (XLCA)                                   1,425
--------------------------------------------------------------------------------
            4,985  Town of Cicero GO, Series 2005 A,
                   5.00%, 1/1/15 (XLCA)(2)                                5,494
--------------------------------------------------------------------------------
            1,250  Town of Cicero GO, Series 2005 A,
                   5.25%, 1/1/20 (XLCA)                                   1,377
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,000  Town of Cicero GO, Series 2005 A,
                   5.25%, 1/1/21 (XLCA)                                $  1,098
--------------------------------------------------------------------------------
            1,000  University of Illinois COP, (Utility
                   Infrastructure), 5.75%, 8/15/08
                   (MBIA)                                                 1,082
--------------------------------------------------------------------------------
            2,000  Will County Community
                   Consolidated School District
                   No. 30-C Troy Township GO, Series
                   2005 B, 5.25%, 2/1/21 (FSA)                            2,188
--------------------------------------------------------------------------------
            3,350  Will County Community
                   Consolidated School District
                   No. 30-C Troy Township GO, Series
                   2005 B, 5.25%, 2/1/22 (FSA)                            3,655
--------------------------------------------------------------------------------
            2,250  Will County Community School
                   District No. 161 GO, 5.00%,
                   1/1/24 (FGIC)(3)                                       2,406
--------------------------------------------------------------------------------
            2,250  Will County Community School
                   District No. 161 GO, 5.00%,
                   1/1/25 (FGIC)(3)                                       2,399
--------------------------------------------------------------------------------
            2,075  Will County School District No. 88
                   GO, Series 2005 A, 5.25%, 1/1/24
                   (FSA)(3)                                               2,275
--------------------------------------------------------------------------------
                                                                         45,099
--------------------------------------------------------------------------------
INDIANA -- 1.3%
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/1/12 (MBIA)                                         2,029
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15                                                   977
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15(1)                                                262
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. Rev.,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/11 (Ambac)                                 1,710
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corp. Rev., (First Mortgage),
                   5.75%, 7/15/11, Prerefunded at
                   100% of Par (FGIC)(1)                                  1,881
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. GO, (First
                   Mortgage), 5.75%, 7/15/15
                   (FGIC/State Aid Withholding)                           1,123
--------------------------------------------------------------------------------
                                                                          7,982
--------------------------------------------------------------------------------
IOWA -- 0.6%
--------------------------------------------------------------------------------
            3,350  Coralville GO, Series 2005 K-2,
                   5.00%, 6/1/07                                          3,455
--------------------------------------------------------------------------------
KANSAS -- 0.4%
--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,383
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,292
--------------------------------------------------------------------------------
                                                                          2,675
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
LOUISIANA -- 0.5%
--------------------------------------------------------------------------------
          $ 1,740  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Ascension Parish Library),
                   5.25%, 4/1/23 (Ambac)                               $  1,912
--------------------------------------------------------------------------------
            1,215  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Ascension Parish Library),
                   5.25%, 4/1/35 (Ambac)                                  1,323
--------------------------------------------------------------------------------
                                                                          3,235
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 0.2%
--------------------------------------------------------------------------------
            1,000  Massachusetts Health &
                   Educational Facilities Auth. Rev.,
                   Series 1992 F, 6.25%, 7/1/12
                   (Ambac)                                                1,114
--------------------------------------------------------------------------------
MICHIGAN -- 3.4%
--------------------------------------------------------------------------------
            3,500  Detroit GO, Series 2004 A-1,
                   5.25%, 4/1/23 (Ambac)                                  3,830
--------------------------------------------------------------------------------
            1,485  Grand Valley State University Rev.,
                   5.75%, 12/1/15 (FGIC)                                  1,668
--------------------------------------------------------------------------------
            2,440  Michigan Building Auth. Rev.,
                   (State Police Communications
                   System), 2.50%, 10/1/05(1)                             2,438
--------------------------------------------------------------------------------
            2,345  Michigan Higher Education
                   Facilities Auth. Rev., (Limited
                   Obligation - Hillsdale College),
                   5.00%, 3/1/26                                          2,441
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance Auth.
                   Rev., Series 1999 A, (Ascension
                   Health Credit), 5.25%, 11/15/05
                   (MBIA)                                                 1,011
--------------------------------------------------------------------------------
              575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          632
--------------------------------------------------------------------------------
            1,400  Taylor GO, 5.00%, 9/1/14 (MBIA)                        1,561
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/11 (FGIC)                                         2,201
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/13 (FGIC)                                         2,482
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/14 (FGIC)                                         2,605
--------------------------------------------------------------------------------
                                                                         20,869
--------------------------------------------------------------------------------
MINNESOTA -- 0.1%
--------------------------------------------------------------------------------
              800  City of Chaska Rev., Series 2005 A,
                   (Generating Facilities), 5.00%,
                   10/1/30                                                  837
--------------------------------------------------------------------------------
MISSOURI -- 1.9%
--------------------------------------------------------------------------------
            1,200  Camdenton Reorganized School
                   District No. R-III GO, 5.25%,
                   3/1/22 (FSA)                                           1,332
--------------------------------------------------------------------------------
              400  City of Riverside Tax Allocation
                   Rev., (L-385 Levee), 3.25%, 5/1/06                       398
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $   855  City of Riverside Tax Allocation
                   Rev., (L-385 Levee), 4.00%, 5/1/09                  $    860
--------------------------------------------------------------------------------
              880  City of Riverside Tax Allocation
                   Rev., (L-385 Levee), 4.00%, 5/1/10                       883
--------------------------------------------------------------------------------
              500  Des Peres GO, 5.25%, 2/1/19
                   (Ambac)                                                  558
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. COP, Series 2000 A, 6.00%,
                   11/1/18                                                1,240
--------------------------------------------------------------------------------
            2,775  Missouri Development Finance
                   Board COP, Series 2000 A,
                   (Midtown Redevelopment), 5.75%,
                   4/1/22 (MBIA)                                          3,063
--------------------------------------------------------------------------------
            2,875  Missouri Health & Educational
                   Facilities Auth. Rev., Series 1998 A,
                   (Park Lane Medical Center),
                   5.60%, 1/1/15 (MBIA)                                   3,192
--------------------------------------------------------------------------------
                                                                         11,526
--------------------------------------------------------------------------------
NEVADA -- 1.3%
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/07,
                   Prerefunded at 101% of Par
                   (FGIC)(1)                                              1,056
--------------------------------------------------------------------------------
            3,295  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 4.50%, 6/15/10                       3,389
--------------------------------------------------------------------------------
            1,550  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/19 (Ambac)                                  1,733
--------------------------------------------------------------------------------
            1,865  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/20 (Ambac)                                  2,063
--------------------------------------------------------------------------------
                                                                          8,241
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 1.4%
--------------------------------------------------------------------------------
              540  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 2.50%,
                   10/1/05                                                  539
--------------------------------------------------------------------------------
              675  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 3.00%,
                   10/1/06                                                  670
--------------------------------------------------------------------------------
              765  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 3.25%,
                   10/1/07                                                  760
--------------------------------------------------------------------------------
            1,660  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 5.00%,
                   10/1/11                                                1,747
--------------------------------------------------------------------------------
              680  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 5.00%,
                   10/1/12                                                  717
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,030  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 5.00%,
                   10/1/13                                             $  1,081
--------------------------------------------------------------------------------
            3,000  New Hampshire Health & Education
                   Facilities Auth. Rev., Series 2004 A,
                   (Kendal at Hanover), 5.00%,
                   10/1/18                                                3,085
--------------------------------------------------------------------------------
                                                                          8,599
--------------------------------------------------------------------------------
NEW JERSEY -- 1.7%
--------------------------------------------------------------------------------
            4,235  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)(2)                           4,655
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)(2)                           6,168
--------------------------------------------------------------------------------
                                                                         10,823
--------------------------------------------------------------------------------
NEW MEXICO -- 1.1%
--------------------------------------------------------------------------------
            5,090  Los Alamos County Utilities System
                   Rev., Series 2004 A, 4.00%,
                   7/1/07 (FSA)(2)                                        5,201
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (Ambac)                                        1,598
--------------------------------------------------------------------------------
                                                                          6,799
--------------------------------------------------------------------------------
NEW YORK -- 3.0%
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series
                   2002 B, 5.25%, 8/1/09 (CIFG)                           3,232
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series
                   2002 C, 5.25%, 8/1/09 (CIFG)                           3,135
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series
                   2003 I, 5.75%, 3/1/20(2)                               5,599
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. COP,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/06                                                1,033
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. COP,
                   Series 2002 A, (United Cerebral
                   Palsy Affiliate No. 1), 5.75%,
                   7/1/18 (Ambac)                                         1,261
--------------------------------------------------------------------------------
            1,440  New York Dormitory Auth. Rev.,
                   Series 1990 A, (UNIC Educational
                   Facilities), 7.50%, 5/15/13
                   (MBIA-IBC)                                             1,841
--------------------------------------------------------------------------------
            1,160  New York Thruway Auth. Service
                   Contract COP, 5.50%, 4/1/06                            1,184
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,120
--------------------------------------------------------------------------------
                                                                         18,405
--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.5%
--------------------------------------------------------------------------------
            1,300  Charlotte Airport Rev., Series
                   2004 A, 5.25%, 7/1/24 (MBIA)                           1,420
--------------------------------------------------------------------------------
            1,020  City of Raleigh Rev., 5.00%, 3/1/13                    1,134
--------------------------------------------------------------------------------
            1,000  City of Raleigh Rev., 5.00%, 3/1/14                    1,117
--------------------------------------------------------------------------------
            1,500  City of Raleigh Rev., 5.00%, 3/1/15                    1,679
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                         $  2,036
--------------------------------------------------------------------------------
            2,500  North Carolina Medical Care
                   Commission Rev., Series 2004 A,
                   (Health Care Housing - ARC
                   Projects), 5.50%, 10/1/24                              2,538
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., 6.00%, 1/1/10 (MBIA)                             1,120
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 2003 A, 5.50%, 1/1/13                     2,234
--------------------------------------------------------------------------------
            1,100  University of North Carolina at
                   Chapel Hill Rev., Series 2005 A,
                   5.00%, 2/1/08                                          1,150
--------------------------------------------------------------------------------
            1,000  University of North Carolina at
                   Chapel Hill Rev., Series 2005 A,
                   5.00%, 2/1/09                                          1,058
--------------------------------------------------------------------------------
                                                                         15,486
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System
                   Obligation Group), 7.125%,
                   8/15/24                                                1,671
--------------------------------------------------------------------------------
OHIO -- 1.9%
--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.50%, 8/15/07                          513
--------------------------------------------------------------------------------
            1,150  Mad River Local School District GO,
                   (Classroom Facilities), 5.75%,
                   12/1/19 (FGIC)                                         1,313
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                   1,953
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve University),
                   6.50%, 10/1/20                                           942
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 6/1/05, Prerefunded at
                   101% of Par (MBIA)(1)                                  3,354
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/12, Prerefunded at 101% of
                   Par (FGIC)(1)                                          1,753
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District GO,
                   5.75%, 12/1/21 (FGIC)                                  1,743
--------------------------------------------------------------------------------
                                                                         11,571
--------------------------------------------------------------------------------
OKLAHOMA -- 0.8%
--------------------------------------------------------------------------------
            1,000  Comanche County Hospital Auth.
                   Rev., 5.00%, 7/1/11 (RADIAN)                           1,072
--------------------------------------------------------------------------------
            1,525  Comanche County Hospital Auth.
                   Rev., 5.00%, 7/1/12 (RADIAN)                           1,639
--------------------------------------------------------------------------------
            1,730  Durant Community Facilities Auth.
                   GO, 5.75%, 11/1/24 (XLCA)                              1,991
--------------------------------------------------------------------------------
                                                                          4,702
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
OREGON -- 5.9%
--------------------------------------------------------------------------------
          $ 1,000  Clackamas County School District
                   No. 86 GO, (Canby), 5.00%,
                   6/15/24 (FSA)                                       $  1,082
--------------------------------------------------------------------------------
            1,475  Clackamas County School District
                   No. 108 GO, (Estacada), 5.25%,
                   6/15/19 (FSA)                                          1,693
--------------------------------------------------------------------------------
            2,135  Clackamas County School District
                   No. 108 GO, (Estacada), 5.50%,
                   6/15/23 (FSA)                                          2,536
--------------------------------------------------------------------------------
            1,200  Clackamas County School District
                   No. 108 GO, (Estacada), 5.50%,
                   6/15/24 (FSA)                                          1,430
--------------------------------------------------------------------------------
            1,805  Lane County School District No. 19
                   Springfield GO, 6.375%, 10/15/05
                   (MBIA)                                                 1,829
--------------------------------------------------------------------------------
            1,000  Linn County Community School
                   District No. 9 Lebanon GO, 5.50%,
                   6/15/30 (FGIC)                                         1,199
--------------------------------------------------------------------------------
              400  Oregon State Facilities Auth. Rev.,
                   Series 2005 A, (Linfield College),
                   5.00%, 10/1/13                                           429
--------------------------------------------------------------------------------
              925  Oregon State Facilities Auth. Rev.,
                   Series 2005 A, (Linfield College),
                   5.00%, 10/1/14                                           992
--------------------------------------------------------------------------------
            2,000  Oregon State Facilities Auth. Rev.,
                   Series 2005 A, (Linfield College),
                   5.00%, 10/1/20                                         2,098
--------------------------------------------------------------------------------
            1,250  Oregon State Facilities Auth. Rev.,
                   Series 2005 A, (Linfield College),
                   5.00%, 10/1/25                                         1,289
--------------------------------------------------------------------------------
           22,050  State of Oregon Tax Anticipation
                   Notes, Series 2004 A, 3.00%,
                   6/30/05                                               22,052
--------------------------------------------------------------------------------
                                                                         36,629
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.2%
--------------------------------------------------------------------------------
            2,000  Ephrata Area School District GO,
                   5.00%, 3/1/21 (FGIC)                                   2,163
--------------------------------------------------------------------------------
            1,000  Ephrata Area School District GO,
                   5.00%, 3/1/22 (FGIC)                                   1,078
--------------------------------------------------------------------------------
            1,675  Hatboro-Horsham School District
                   GO, 4.50%, 9/15/13 (FSA)                               1,792
--------------------------------------------------------------------------------
            1,750  Hatboro-Horsham School District
                   GO, 4.50%, 9/15/14 (FSA)                               1,874
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,116
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,280
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,627
--------------------------------------------------------------------------------
            3,240  Upper Darby School District GO,
                   4.00%, 5/1/14 (FGIC)(3)                                3,356
--------------------------------------------------------------------------------
            3,375  Upper Darby School District GO,
                   4.00%, 5/1/15 (FGIC)(3)                                3,480
--------------------------------------------------------------------------------
                                                                         19,766
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
PUERTO RICO -- 5.3%
--------------------------------------------------------------------------------
          $20,000  Commonwealth of Puerto Rico Tax
                   & Rev. Anticipation Notes, 3.00%,
                   7/29/05                                             $ 19,994
--------------------------------------------------------------------------------
           10,000  Government Development Bank
                   Puerto Rico, 3.35%, 6/7/05
                   (Acquired 5/31/05, Cost $10,000)(5)                   10,000
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev., 5.00%,
                   7/1/08 (CIFG)                                          2,658
--------------------------------------------------------------------------------
                                                                         32,652
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.8%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%, 11/15/17
                   (FGIC)                                                 1,147
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%,
                   8/1/16 (MBIA)(1)                                       2,479
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%,
                   8/1/17 (MBIA)(1)                                       1,428
--------------------------------------------------------------------------------
                                                                          5,054
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.9%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (Ambac)                                  2,028
--------------------------------------------------------------------------------
            1,170  Greenwood County Hospital
                   Facilities Rev., Series 2004 A,
                   (Self Regional Healthcare), 4.00%,
                   10/1/10 (FSA)                                          1,215
--------------------------------------------------------------------------------
            1,000  Greenwood County Hospital
                   Facilities Rev., Series 2004 A,
                   (Self Regional Healthcare), 4.00%,
                   10/1/11 (FSA)                                          1,041
--------------------------------------------------------------------------------
            2,300  Lancaster Educational Assistance
                   Program Inc. Rev., (School District
                   Lancaster County), 5.00%, 12/1/26                      2,361
--------------------------------------------------------------------------------
            3,500  Laurens County School District
                   No. 55 Rev., 5.25%, 12/1/30(3)                         3,636
--------------------------------------------------------------------------------
              625  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)(1)                            817
--------------------------------------------------------------------------------
              875  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)                             1,119
--------------------------------------------------------------------------------
              375  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                            459
--------------------------------------------------------------------------------
              625  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(1)                                         782
--------------------------------------------------------------------------------
            3,115  Piedmont Municipal Power Agency
                   Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          3,117
--------------------------------------------------------------------------------
            3,035  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.00%, 8/1/08
                   (ACA)(2)                                               3,169
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 3,195  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.50%, 8/1/09
                   (ACA)(2)                                            $  3,423
--------------------------------------------------------------------------------
            1,095  Spartanburg County Health
                   Services District Inc. Hospital Rev.,
                   5.50%, 4/15/16 (FSA)                                   1,209
--------------------------------------------------------------------------------
                                                                         24,376
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.2%
--------------------------------------------------------------------------------
            1,025  Aberdeen School District No. 6-1
                   GO, 4.30%, 1/1/21 (FSA)                                1,037
--------------------------------------------------------------------------------
TENNESSEE -- 1.0%
--------------------------------------------------------------------------------
            3,000  Chattanooga Health Educational &
                   Housing Facility Board Rev., Series
                   2005 A, (Campus Development
                   Foundation, Inc. Phase I LLC),
                   5.00%, 10/1/15                                         3,124
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas
                   Rev., 4.25%, 2/1/07 (FSA)                              1,074
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas
                   Rev., 4.85%, 2/1/15 (FSA)                              1,792
--------------------------------------------------------------------------------
                                                                          5,990
--------------------------------------------------------------------------------
TEXAS -- 10.5%
--------------------------------------------------------------------------------
            2,035  Cash Special Utility District Rev.,
                   5.25%, 9/1/24 (MBIA)                                   2,231
--------------------------------------------------------------------------------
            1,000  City of Tyler Rev., 5.25%, 9/1/24
                   (MBIA)                                                 1,100
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF)                               2,058
--------------------------------------------------------------------------------
            2,635  Collin County GO, 5.00%, 2/15/24                       2,825
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,053
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional Airport
                   Rev., Series 1994 A, 5.90%,
                   11/1/08 (MBIA)                                         1,002
--------------------------------------------------------------------------------
              770  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center), 5.90%,
                   8/15/07 (ACA)                                            810
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/06,
                   Prerefunded at 100% of Par
                   (MBIA)(1)                                              1,045
--------------------------------------------------------------------------------
            2,000  Donna Independent School District
                   GO, 5.00%, 2/15/15 (PSF-GTD)                           2,210
--------------------------------------------------------------------------------
            1,115  Edcouch-Elsa Independent School
                   District GO, 5.00%, 2/15/14
                   (PSF-GTD)                                              1,231
--------------------------------------------------------------------------------
            2,025  Flower Mound GO, 5.00%, 3/1/14
                   (Ambac)                                                2,243
--------------------------------------------------------------------------------
            1,560  Flower Mound GO, Series 2005 A,
                   5.00%, 3/1/23 (Ambac)                                  1,678
--------------------------------------------------------------------------------
              945  Flower Mound Rev., 4.00%, 3/1/18
                   (Ambac)                                                  947
--------------------------------------------------------------------------------
            1,240  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%, 3/1/11
                   (FNMA)                                                 1,293
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 3,000  Hays Consolidated Independent
                   School District GO, 5.20%, 8/15/11
                   (PSF-GTD)(1)(4)                                     $  2,400
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,447
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,930
--------------------------------------------------------------------------------
              574  Houston Participation Interest COP,
                   6.40%, 6/1/27                                            625
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    508
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/07 (FGIC)                                 1,602
--------------------------------------------------------------------------------
            1,630  Live Oak GO, 5.25%, 8/1/22 (MBIA)                      1,790
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev., (Lutheran
                   Retirement), 6.00%, 3/20/29
                   (GNMA)                                                 1,105
--------------------------------------------------------------------------------
            1,590  Mabank Independent School
                   District GO, 5.25%, 8/15/21
                   (PSF-GTD)                                              1,716
--------------------------------------------------------------------------------
            1,335  Mabank Independent School
                   District GO, 5.25%, 8/15/25
                   (PSF-GTD)                                              1,432
--------------------------------------------------------------------------------
            1,740  Montgomery County GO, 5.50%,
                   3/1/24 (Ambac)                                         1,944
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A, 6.05%,
                   2/15/16 (PSF)                                            658
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/09 (PSF)                      1,657
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas Rev.,
                   7.10%, 2/1/09 (FGIC)(1)(4)                             1,777
--------------------------------------------------------------------------------
            1,715  San Benito Consolidated
                   Independent School District GO,
                   5.00%, 2/15/24 (PSF-GTD)                               1,833
--------------------------------------------------------------------------------
            1,800  San Benito Consolidated
                   Independent School District GO,
                   5.00%, 2/15/25 (PSF-GTD)                               1,917
--------------------------------------------------------------------------------
            1,915  San Felipe-Del Rio Consolidated
                   Independent School District GO,
                   5.00%, 2/15/23                                         2,039
--------------------------------------------------------------------------------
            2,025  San Felipe-Del Rio Consolidated
                   Independent School District GO,
                   5.00%, 2/15/24                                         2,152
--------------------------------------------------------------------------------
            1,505  Seguin Independent School District
                   GO, 5.25%, 4/1/23 (PSF-GTD)(3)                         1,653
--------------------------------------------------------------------------------
            2,120  Southside Independent School
                   District GO, Series 2004 A, 5.25%,
                   8/15/25 (PSF)                                          2,308
--------------------------------------------------------------------------------
            2,345  Texas Municipal Power Agency
                   COP, (Sub-Lien), 4.00%, 9/1/09
                   (FGIC)                                                 2,390
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth.
                   Building Rev., (Technical College),
                   6.25%, 8/1/09 (MBIA)                                   1,607
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                $ 1,062
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded at
                   101% of Par (Ambac)(1)                                 1,123
--------------------------------------------------------------------------------
            1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 4.50%, 7/1/06                               1,014
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 5.00%, 7/1/08                               2,094
--------------------------------------------------------------------------------
            1,265  West Oso Independent School
                   District GO, 5.50%, 8/15/26 (PSF)                      1,400
--------------------------------------------------------------------------------
                                                                         64,909
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.3%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance Auth.
                   Rev., Series 1998 A, (Senior Lien),
                   5.20%, 10/1/09                                         2,123
--------------------------------------------------------------------------------
UTAH -- 1.9%
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(1)                       1,253
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease COP, 4.00%, 11/1/05
                   (Ambac)                                                1,005
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease COP, 5.00%, 11/1/09
                   (Ambac)                                                1,608
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease COP, 5.25%, 11/1/13
                   (Ambac)                                                2,016
--------------------------------------------------------------------------------
            1,915  Utah County Municipal Building
                   Auth. Lease COP, 5.25%, 11/1/14
                   (Ambac)                                                2,120
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease COP, 5.50%, 11/1/16
                   (Ambac)                                                1,114
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal Building
                   Auth. COP, Series 2002 A, 5.00%,
                   8/1/10 (Ambac)                                         1,227
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales Tax
                   Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,450
--------------------------------------------------------------------------------
                                                                         11,793
--------------------------------------------------------------------------------
VIRGINIA -- 0.6%
--------------------------------------------------------------------------------
            1,500  Fairfax County COP, 5.30%,
                   4/15/23                                                1,634
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06,
                   Prerefunded at 100% of Par(1)                          1,050
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,273
--------------------------------------------------------------------------------
                                                                          3,957
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
WASHINGTON -- 6.3%
--------------------------------------------------------------------------------
          $ 1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                               $  1,119
--------------------------------------------------------------------------------
            1,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                          1,132
--------------------------------------------------------------------------------
              500  Energy Northwest Rev., 5.00%,
                   7/1/10 (MBIA)                                            542
--------------------------------------------------------------------------------
            1,000  Energy Northwest Rev., 5.00%,
                   7/1/11 (MBIA)                                          1,093
--------------------------------------------------------------------------------
            1,750  Energy Northwest Rev., 4.75%,
                   7/1/20 (MBIA)                                          1,829
--------------------------------------------------------------------------------
            3,500  Energy Northwest Rev., Series
                   2002 A, (Columbia Generating),
                   5.75%, 7/1/18 (MBIA)(2)                                3,959
--------------------------------------------------------------------------------
            9,000  Energy Northwest Rev., Series
                   2002 B, (Columbia Generating),
                   6.00%, 7/1/18 (Ambac)(2)                              10,348
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/07                                         2,172
--------------------------------------------------------------------------------
            1,555  King County Lake Washington
                   School District No. 414 GO, 5.75%,
                   12/1/15                                                1,778
--------------------------------------------------------------------------------
            1,260  Mason County Shelton School
                   District No. 309 GO, 5.625%,
                   12/1/17 (FGIC)                                         1,414
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/16
                   (Ambac)                                                1,286
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/18
                   (Ambac)                                                1,147
--------------------------------------------------------------------------------
              305  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/07 (FGIC)                                     309
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee), 5.875%,
                   6/1/18 (FSA)                                           1,932
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,216
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,049
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA)(2)                                        4,897
--------------------------------------------------------------------------------
            1,500  Whitman County Pullman School
                   District No. 267 GO, 5.625%,
                   12/1/16 (FSA)                                          1,691
--------------------------------------------------------------------------------
                                                                         38,913
--------------------------------------------------------------------------------
WISCONSIN -- 1.7%
--------------------------------------------------------------------------------
            1,320  Sheboygan Area School District
                   GO, 5.00%, 3/1/25 (FSA)                                1,411
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                           $  1,218
--------------------------------------------------------------------------------
            1,990  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,320
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora
                   Medical Group), 6.00%, 11/15/10
                   (FSA)                                                  2,931
--------------------------------------------------------------------------------
              500  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.50%, 6/1/24                             531
--------------------------------------------------------------------------------
              750  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.75%, 6/1/34                             805
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/06                                                1,238
--------------------------------------------------------------------------------
                                                                         10,454
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $602,489)                                                         626,768
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.2%

ALABAMA -- 1.5%
--------------------------------------------------------------------------------
            9,500  Birmingham Baptist Medical
                   Centers Special Care Facilities
                   Financing Auth. Rev., Series
                   2000 C, (Baptist Health System),
                   VRDN, 4.35%, 7/1/05                                    9,500
--------------------------------------------------------------------------------
ARIZONA -- 0.5%
--------------------------------------------------------------------------------
            2,200  Pima County Industrial
                   Development Auth. Rev., (Tucson
                   Electric), VRDN, 2.98%, 6/1/05
                   (LOC: Bank of New York)                                2,200
--------------------------------------------------------------------------------
            1,115  Pima County Industrial
                   Development Auth. Rev., VRDN,
                   3.08%, 6/2/05 (SBBPA: Societe
                   Generale)                                              1,115
--------------------------------------------------------------------------------
                                                                          3,315
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.2%
--------------------------------------------------------------------------------
            1,025  North Carolina Medical Care
                   Commission Rev., (Carol Woods),
                   VRDN, 2.95%, 6/1/05 (RADIAN)                           1,025
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $13,840)                                                           13,840
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.5%
(Cost $616,329)                                                         640,608
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.5)%                                  (21,392)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $619,216
================================================================================

See Notes to Financial Statements.                                  (continued)

------
21

Tax-Free Bond - Schedule of Investments

MAY 31, 2005

FUTURES CONTRACTS*

                                                       ($ IN THOUSANDS)

                            Expiration       Underlying Face
     Contracts Sold            Date          Amount at Value     Unrealized Loss
--------------------------------------------------------------------------------
   525  U.S. Treasury
        10-Year Notes     September 2005          $59,464              $(271)
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

PSF-GTD = Permanent School Fund - Guaranteed

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.

(3) When-issued security.

(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $10,000 (in thousands), which represented 1.6% of net assets.

See Notes to Financial Statements.

------
22

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
23

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      12/1/04 -      EXPENSE
                        12/1/04         5/31/05          5/31/05        RATIO*
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,008.30          $2.55         0.51%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.39          $2.57         0.51%
--------------------------------------------------------------------------------
TAX-FREE BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,023.30          $2.52         0.50%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,024.30          $1.51         0.30%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.44          $2.52         0.50%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.44          $1.51         0.30%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
24

Statement of Assets and Liabilities

MAY 31, 2005
--------------------------------------------------------------------------------
                                                      TAX-FREE
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)     MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$290,007 and $616,329, respectively)                   $290,007       $640,608
-----------------------------------------------
Cash                                                        796             --
-----------------------------------------------
Receivable for capital shares sold                           37            191
-----------------------------------------------
Interest receivable                                       1,512          9,076
-----------------------------------------------
Prepaid portfolio insurance                                  32             --
--------------------------------------------------------------------------------
                                                        292,384        649,875
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash               --             33
-----------------------------------------------
Payable for investments purchased                         7,412         29,732
-----------------------------------------------
Payable for variation margin
on futures contracts                                         --            232
-----------------------------------------------
Accrued management fees                                     115            254
-----------------------------------------------
Dividends payable                                             6            408
--------------------------------------------------------------------------------
                                                          7,533         30,659
--------------------------------------------------------------------------------

NET ASSETS                                             $284,851       $619,216
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                        $284,910       $596,569
-----------------------------------------------
Undistributed net investment income                          --             29
-----------------------------------------------
Accumulated net realized loss
on investment transactions                                  (59)        (1,390)
-----------------------------------------------
Net unrealized appreciation on investments                   --         24,008
--------------------------------------------------------------------------------
                                                       $284,851       $619,216
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                         $284,850,685   $610,419,830
-----------------------------------------------
Shares outstanding                                  284,909,990     56,130,358
-----------------------------------------------
Net asset value per share                                 $1.00         $10.88
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                  N/A     $8,795,892
-----------------------------------------------
Shares outstanding                                          N/A        808,814
-----------------------------------------------
Net asset value per share                                   N/A         $10.88
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
25

Statement of Operations

YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
                                                      TAX-FREE
(AMOUNTS IN THOUSANDS)                              MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Interest                                                 $4,967        $23,798
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                           1,336          2,938
-----------------------------------------------
Trustees' fees and expenses                                  15             30
-----------------------------------------------
Portfolio insurance                                          48             --
-----------------------------------------------
Other expenses                                               --              3
--------------------------------------------------------------------------------
                                                          1,399          2,971
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     3,568         20,827
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                 (1)          (374)
-----------------------------------------------
Change in net unrealized
appreciation on investments                                  --          9,574
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     (1)          9,200
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $3,567        $30,027
================================================================================

See Notes to Financial Statements.

------
26

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2005 AND MAY 31, 2004
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)            TAX-FREE MONEY MARKET       TAX-FREE BOND
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS    2005        2004        2005        2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income              $  3,568    $  1,684    $ 20,827    $ 20,646
---------------------------------
Net realized loss                        (1)         (4)       (374)     (1,078)
---------------------------------
Change in net
unrealized appreciation                  --          --       9,574     (26,026)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations      3,567       1,680      30,027      (6,458)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                     (3,568)     (1,684)    (20,531)    (20,395)
---------------------------------
  Institutional Class                    --          --        (299)       (251)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                         --          --          --      (1,450)
---------------------------------
  Institutional Class                    --          --          --         (16)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (3,568)     (1,684)    (20,830)    (22,112)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                    8,607       3,993      18,619      (7,639)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         8,606       3,989      27,816     (36,209)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                 276,245     272,256     591,400     627,609
--------------------------------------------------------------------------------
End of period                      $284,851    $276,245    $619,216    $591,400
================================================================================

Undistributed net
investment income                        --          --         $29          $3
================================================================================

See Notes to Financial Statements.

------
27

Notes to Financial Statements

MAY 31, 2005 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940
Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations.
Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                    (continued)

------
28

Notes to Financial Statements

MAY 31, 2005 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management Inc. (ACIM) (investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market.
The rates for the Investment Category Fee range from 0.1625% to 0.2800% for
Tax-Free Bond. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class. The Institutional Class is 0.2000% less at each point within the Complex Fee Range. For the year ended May 31, 2005, the effective annual management fee for the Investor Class of Tax-Free Money Market and Tax-Free Bond
were 0.49% and 0.49%, respectively. For the year ended May 31, 2005, the effective annual management fee for the Institutional Class of Tax-Free Bond was
0.29%.

MONEY MARKET INSURANCE -- Effective February 1, 2005, Tax-Free Money Market,
along with other money market funds managed by ACIM, have entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year.
Through January 31, 2005, Tax-Free Money Market, along with other money market funds managed by ACIM, had entered into an insurance agreement with MBIA
Insurance Corporation. For the year ended May 31, 2005, the annualized ratio of money market insurance expense to average net assets was 0.02% for Tax-Free
Money Market.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation).

Tax-Free Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the year ended May 31, 2005, were $436,515 and
$471,741, respectively. All investment transactions for Tax-Free Money Market were considered short-term during the year ended May 31, 2005.

                                                                    (continued)

------
29

Notes to Financial Statements

MAY 31, 2005 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                             TAX-FREE MONEY MARKET           TAX-FREE BOND
--------------------------------------------------------------------------------
                              SHARES       AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                          189,979     $ 189,979       13,170      $ 142,894
--------------------------
Issued in reinvestment
of distributions                3,493         3,493        1,443         15,658
--------------------------
Redeemed                     (184,865)     (184,865)     (13,004)      (140,935)
--------------------------------------------------------------------------------
Net increase                    8,607     $   8,607        1,609      $  17,617
================================================================================
YEAR ENDED MAY 31, 2004
--------------------------
Sold                          218,652     $ 218,652       20,630      $ 226,578
--------------------------
Issued in reinvestment
of distributions                1,634         1,634        1,525         16,643
--------------------------
Redeemed                     (216,293)     (216,293)     (23,030)      (251,285)
--------------------------------------------------------------------------------
Net increase (decrease)         3,993     $   3,993         (875)     $  (8,064)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                              N/A           N/A          455        $ 4,953
--------------------------
Issued in reinvestment
of distributions                                              27            298
--------------------------
Redeemed                                                    (393)        (4,249)
--------------------------------------------------------------------------------
Net increase                                                  89        $ 1,002
================================================================================
YEAR ENDED MAY 31, 2004
--------------------------
Sold                              N/A           N/A          138        $ 1,492
--------------------------
Issued in reinvestment
of distributions                                              24            267
--------------------------
Redeemed                                                    (122)        (1,334)
--------------------------------------------------------------------------------
Net increase                                                  40        $   425
================================================================================

5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM or American
Century Global Investment Management, Inc. (ACGIM), have a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended May 31, 2005.

6. RISK FACTORS

The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

                                                                    (continued)

------
30

Notes to Financial Statements

MAY 31, 2005 (AMOUNTS IN THOUSANDS)

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2005 and
May 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                 TAX-FREE MONEY MARKET        TAX-FREE BOND
--------------------------------------------------------------------------------
                                    2005        2004         2005        2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                    $3,568      $1,684      $20,830      $21,503
--------------------------------------------------------------------------------
Long-term capital gains                --          --           --         $609
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                      TAX-FREE
                                                    MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                       $290,007        $616,329
================================================================================
Gross tax appreciation of investments                       --         $24,512
--------------------------------------------------
Gross tax depreciation of investments                       --            (233)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments          --         $24,279
================================================================================
Undistributed ordinary income                               --             $29
--------------------------------------------------
Accumulated capital losses                                $(59)        $(1,661)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                             2008     2009     2010     2011     2012     2013
--------------------------------------------------------------------------------
Tax-Free Money Market        $(6)     $(39)    $(9)      --        $(4)     $(1)
--------------------------------------------------------------------------------
Tax-Free Bond                 --       --       --       --      $(663)   $(998)
--------------------------------------------------------------------------------

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2005, as follows:

                                                         (DOLLARS IN FULL)
--------------------------------------------------------------------------------
                                                      TAX-FREE
                                                    MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
Exempt interest dividends                            $3,564,115     $20,759,169
--------------------------------------------------------------------------------
Long-term capital gain                                       --              --
--------------------------------------------------------------------------------

------
31

Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.01       0.01       0.01       0.02       0.04
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.01)     (0.01)     (0.01)     (0.02)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)              1.33%      0.64%      1.05%      1.64%      3.71%

RAITOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%      0.51%      0.51%      0.51%      0.50%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.31%      0.65%      1.04%      1.62%      3.64%
-------------------------
Net Assets, End of Period
(in thousands)              $284,851   $276,245   $272,256   $250,035   $249,461
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
32

Tax-Free Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.71     $11.19     $10.63     $10.50      $9.93
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.38       0.37       0.39       0.44       0.48
----------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.17      (0.45)      0.58       0.22       0.57
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.55      (0.08)      0.97       0.66       1.05
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.38)     (0.37)     (0.39)     (0.44)     (0.48)
----------------------------
  From Net
  Realized Gains                 --      (0.03)     (0.02)     (0.09)        --
--------------------------------------------------------------------------------
  Total Distributions         (0.38)     (0.40)     (0.41)     (0.53)     (0.48)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.88     $10.71     $11.19     $10.63     $10.50
================================================================================
  TOTAL RETURN(1)              5.16%     (0.79)%     9.31%      6.45%     10.77%

RAITOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.46%      3.34%      3.62%      4.14%      4.65%
-------------------------
Portfolio Turnover Rate          77%        60%        57%        86%       106%
-------------------------
Net Assets, End of Period
(in thousands)              $610,420   $583,689   $620,000   $382,447   $188,186
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
33

Tax-Free Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                    2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.71     $11.19     $10.90
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                              0.40       0.39       0.05
---------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                        0.17      (0.45)      0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.57      (0.06)      0.34
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                        (0.40)     (0.39)     (0.05)
---------------------------------------------
  From Net Realized Gains                              --      (0.03)        --
--------------------------------------------------------------------------------
  Total Distributions                               (0.40)     (0.42)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.88     $10.71     $11.19
================================================================================
  TOTAL RETURN(2)                                    5.37%     (0.60)%     3.14%

RAITOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                0.30%      0.31%   0.30%(3)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                3.66%      3.54%   3.68%(3)
---------------------------------------------
Portfolio Turnover Rate                                77%        60%     57%(4)
---------------------------------------------
Net Assets, End of Period
(in thousands)                                      $8,796     $7,711     $7,609
--------------------------------------------------------------------------------

(1) April 15, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
34

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Municipal Trust and Shareholders of
Tax-Free Money Market Fund and Tax-Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Money Market Fund and the Tax-Free Bond Fund (two of the five funds in the American Century Municipal
Trust hereafter referred to as the "Funds") at May 31, 2005, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 20, 2005

------
35

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than one year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
present); Vice President-Finance, Brocade Communications Systems, Inc. (November
2000 to November 2004); Vice President, Chief Financial Officer and Secretary,
Wireless Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
36

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present);
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
37

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and ACC
subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
38

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
39

Approval of Management Agreements for Tax-Free Money Market and Tax-Free Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Tax-Free Money Market and Tax-Free Bond (the "funds") and the services provided to such funds under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the

                                                                    (continued)

------
40

Approval of Management Agreements for Tax-Free Money Market and Tax-Free Bond

board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.
Further, the Portfolio Committee reports its assessment to the board. If performance concerns are

                                                                    (continued)

------
41

Approval of Management Agreements for Tax-Free Money Market and Tax-Free Bond

identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Tax-Free Bond's performance fell below the median for both one and three year periods during part of the past year. The board discussed Tax-Free Bond's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as

                                                                    (continued)

------
42

Approval of Management Agreements for Tax-Free Money Market and Tax-Free Bond

year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest quartile of the fees of comparable funds. The unified fees charged to shareholders of the funds were in the lowest quartile of the total expense ratios of their respective peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

                                                                    (continued)

------
43

Approval of Management Agreements for Tax-Free Money Market and Tax-Free Bond

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

                                                                    (continued)

------
44

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: Investor
Class. Two classes of shares are authorized for sale by Tax-Free Bond: Investor
Class and Institutional Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
45

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
46

Notes

------
47

Notes

------
48

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST
INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0507                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-44210N            All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

MAY 31, 2005

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

ARIZONA MUNICIPAL BOND

FLORIDA MUNICIPAL BOND

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .51
Approval of Management Agreements for Arizona Municipal Bond,

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Arizona Municipal
Bond, Florida Municipal Bond, and High-Yield Municipal funds for the year ended
May 31, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and commentary that provide insight into the market conditions that affected the fund's performance.

In addition, through our americancentury.com Web site, we provide quarterly commentaries on all portfolios managed by our investment teams, the views of our senior investment officers, and other communications about investing, portfolio strategy, and the markets. We also have many resources available in the
Education & Planning section of our site to help you meet your goals.

Your next shareholder report for these funds will be the semiannual report dated
November 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                       -----------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             5.21%       6.08%      5.26%      5.58%       4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                   4.47%       5.83%      5.23%      5.45%(1)      --
--------------------------------------------------------------------------------
LIPPER OTHER STATES
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)         4.74%       5.39%      4.55%      4.86%(3)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 5/31/05(2)         36 of 123   12 of 86    3 of 63    3 of 46(3)     --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 6/30/05(2)         37 of 123   13 of 88    4 of 63    3 of 46(3)     --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
   No sales charge*        4.94%        --         --        1.53%
   With sales charge*      0.22%        --         --       -2.13%
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
   No sales charge*        4.19%        --         --        0.80%
   With sales charge*      0.19%        --         --       -2.40%
--------------------------------------------------------------------------------
C Class                    4.15%        --         --        0.76%       2/27/04
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 3/31/94, the date nearest the fund's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

                                                                    (continued)

------
2

Arizona Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
-------------------------------------------------------------------------------------------------
                   1996    1997    1998    1999    2000     2001    2002    2003    2004    2005
-------------------------------------------------------------------------------------------------
Investor Class     4.65%   5.77%   7.19%   4.51%   0.20%   10.57%   6.74%   9.36%  -1.06%   5.21%
-------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index           4.74%   6.08%   6.95%   4.90%   0.65%   10.17%   6.33%   8.72%  -0.22%   4.47%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Arizona Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Arizona Municipal Bond returned 5.21%* for the fiscal year ended May 31, 2005, reflecting a respectable performance by municipal bonds that occurred in spite of eight consecutive short-term interest rate increases by the Federal Reserve.
That 12-month return ranked the fund among the top 30% of Lipper's 123 Other
States Intermediate Municipal Debt Funds, the average return of which was 4.74%.
(Please see pages 2 and 3.)

Longer-term performance was even better: Arizona Municipal Bond finished among the top 15% of its Lipper peer group for the five years ended May 31, 2005, and among the top 5% for the last 10 years.

YIELD SUMMARY & PERSPECTIVE

Arizona Municipal Bond's key investment objective is to seek safety of principal and high current income that is exempt from federal and Arizona income taxes.
Along those lines, the fund's 30-day SEC yield was 3.12% as of May 31, 2005, compared with the fund's Lipper average 30-day SEC yield of 2.54%.

On a tax-equivalent basis, Arizona Municipal Bond's 30-day SEC yield equated to
5.05% for investors in a combined federal and state tax bracket of 38.28%.
(Please see the table above.)

ECONOMIC REVIEW

The U.S. economy grew at a moderate rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth ranged from 3.3% to 4.0%, while crude oil averaged $47 a barrel and jumped as high as $57. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in May 2004 to 2.4% in February
2005, its fastest growth rate since August 2002. To keep inflation from escalating, the Federal Reserve raised its target rate, in eight quarter-point increments, from 1% in June 2004 to 3% in May 2005.

BROAD BOND MARKET REVIEW

Though core inflation rose, it remained at relatively low levels, and stopped accelerating after the first quarter of 2005. And while economic growth was moderate, it declined after reaching 4.0%

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/05               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.0 yrs               7.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.2 yrs               4.4 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.12%
--------------------------------------------------------------------------------
A Class                                                2.74%
--------------------------------------------------------------------------------
B Class                                                2.15%
--------------------------------------------------------------------------------
C Class                                                2.12%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
28.54% Tax Bracket                                     4.37%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                     4.55%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                     4.90%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                     5.05%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are combined federal and state tax brackets.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
4

Arizona Municipal Bond - Portfolio Commentary

in the third quarter of 2004. That helped longer-term interest rates and bond yields fall, and bond prices rise. Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped
longer-maturity/duration notes and bonds generally outperform shorter-maturity/duration notes.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 7.96% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate. The municipal yield curve also flattened, causing long-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields. In fact, as of May 31, 2005, 30-year AAA-rated general obligation municipal bonds yielded more than 30-year Treasury bonds! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGIES

During the fiscal year, we primarily invested in municipal bonds rated AAA and
AA. But we also increased the portfolio's conservatively small slice of lower-rated investment-grade bonds. When looking for such securities, we try to find ones that we feel enjoy solid underlying credit stories and are attractively valued. Our seasoned municipal credit research team plays a vital role in that process.

One big benefit of these bonds is that they tend to offer higher yields than better-rated like-maturity equivalents as a tradeoff for their slightly increased credit risk. So keeping a portion of the portfolio in securities rated
BBB, for example, can potentially prop up Arizona Municipal Bond's yield and translate into a higher total return.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of Arizona and federal tax-exempt current income by investing at least 80% of the fund's assets in municipal securities exempt from regular federal and
Arizona income taxes.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
AAA                                          70%                   66%
--------------------------------------------------------------------------------
AA                                            8%                   15%
--------------------------------------------------------------------------------
A                                            15%                   14%
--------------------------------------------------------------------------------
BBB                                           7%                    5%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            29%
--------------------------------------------------------------------------------
Prerefunded                                                        16%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            12%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      10%
--------------------------------------------------------------------------------
Housing Revenue                                                    10%
--------------------------------------------------------------------------------

------
5

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.1%

ARIZONA -- 91.7%
--------------------------------------------------------------------------------
       $1,000,000  Arizona Health Facilities Auth.
                   Rev., (Blood Systems
                   Incorporated), 5.00%, 4/1/21                     $ 1,042,200
--------------------------------------------------------------------------------
        1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                        1,949,868
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed Student
                   Loans), 5.65%, 5/1/14                              1,085,750
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         2,001,335
--------------------------------------------------------------------------------
        1,910,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)                               2,045,686
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee & Sub-Lien),
                   4.90%, 4/1/19                                      1,002,640
--------------------------------------------------------------------------------
          460,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),  5.375%,
                   5/15/08, Prerefunded
                   at 101% of Par(1)                                    496,041
--------------------------------------------------------------------------------
          540,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                      560,779
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University),
                   5.75%, 5/15/21                                       547,535
--------------------------------------------------------------------------------
        1,125,000  Greater Arizona Development
                   Auth. Rev., Series 2004 A,
                   4.25%, 8/1/10                                      1,173,443
--------------------------------------------------------------------------------
        1,000,000  Greater Arizona Development
                   Auth. Rev., Series 2005 A,
                   5.00%, 8/1/22 (MBIA)                               1,082,370
--------------------------------------------------------------------------------
        1,185,000  Greater Arizona Development
                   Auth. Rev., Series 2005 A,
                   5.00%, 8/1/23 (MBIA)                               1,280,558
--------------------------------------------------------------------------------
          735,000  Maricopa County Elementary
                   School District No. 40 Glendale
                   GO, Series 2004 A, 2.00%,
                   7/1/05 (FSA)                                         734,500
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO,
                   Series 2000 A, (Litchfield
                   Elementary Projects of 1998),
                   4.55%, 7/1/07 (FSA)                                1,669,619
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Rev., (Sun
                   Health Corp.), 5.00%, 4/1/10                       1,055,190
--------------------------------------------------------------------------------
        1,445,000  Maricopa County Unified High
                   School District No. 210 Phoenix
                   GO, 4.75%, 7/1/11 (FSA)                            1,569,126
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Maricopa County Unified School
                   District No. 1 Phoenix GO,
                   5.50%, 7/1/07 (MBIA)                             $ 1,061,900
--------------------------------------------------------------------------------
          450,000  Maricopa County Unified School
                   District No. 11 Peoria GO,
                   (School Improvement), 4.25%,
                   7/1/18 (Ambac)                                       462,825
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Unified School
                   District No. 28 Kyrene GO,
                   Series 2001 B, 4.30%, 7/1/07
                   (MBIA)(2)                                            977,642
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 48 Scottsdale GO,
                   6.60%, 7/1/12                                      1,205,840
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Unified School
                   District No. 90 Saddle Mountain
                   GO, Series 2003 A, 5.00%,
                   7/1/10                                             2,074,977
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District COP, 5.75%,
                   3/1/14 (Ambac)                                     1,403,328
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,280,065
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Rev., (Senior Lien),
                   5.00%, 7/1/05                                      1,001,780
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(1)                                          1,155,870
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 6.50%, 7/1/06                       1,038,580
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 5.50%, 7/1/19
                   (FGIC)                                             1,119,490
--------------------------------------------------------------------------------
        1,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17                                      1,335,660
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/06                                      1,044,960
--------------------------------------------------------------------------------
          515,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                            522,035
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (Ambac)                                            1,964,653
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (Ambac)                                            2,072,988
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, 5.00%,
                   7/1/10 (FSA)(3)                                    1,089,430
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 5.05%,
                   7/1/05 (MBIA)                                    $ 1,568,368
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater),
                   7.00%, 7/1/05 (MBIA)                               1,003,450
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 12 Sunnyside GO,
                   5.50%, 7/1/05 (MBIA)                               1,012,220
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 Marana GO,
                   5.50%, 7/1/15 (FGIC)                               1,247,501
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (Ambac)                                       882,714
--------------------------------------------------------------------------------
        1,000,000  Pinal County COP, 5.00%,
                   12/1/26                                            1,041,050
--------------------------------------------------------------------------------
        1,100,000  Pinal County Unified School
                   District No. 43 Apache Junction
                   GO, Series 2005 A, (School
                   Improvement), 5.00%, 7/1/23
                   (MBIA)                                             1,190,035
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(1)                      1,798,064
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/09                          1,111,530
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP,
                   Series 2002 A, 5.50%, 6/1/17
                   (Ambac)(4)                                         1,837,416
--------------------------------------------------------------------------------
          500,000  University of Arizona COP,
                   Series 2005 B, 5.00%, 6/1/24
                   (Ambac)                                              531,760
--------------------------------------------------------------------------------
                                                                     53,332,771
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
PUERTO RICO -- 8.4%
--------------------------------------------------------------------------------
       $2,750,000  Commonwealth of Puerto Rico
                   Tax & Rev. Anticipation Notes,
                   3.00%, 7/29/05                                   $ 2,749,010
--------------------------------------------------------------------------------
        2,075,000  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   Series 2003 AA, 5.00%, 7/1/06(4)                   2,118,637
--------------------------------------------------------------------------------
                                                                      4,867,647
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $55,595,477)                                                   58,200,418
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.1%

ARIZONA -- 0.1%
--------------------------------------------------------------------------------
           75,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   3.02%, 6/1/05 (LOC: KBC
                   Bank N.V.)
(Cost $75,000)                                                           75,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(5)

           19,000  Federated Arizona Municipal
                   Cash Trust
(Cost $19,000)                                                           19,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $55,689,477)                                                   58,294,418
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                                  (99,876)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $58,194,542
================================================================================

FUTURES CONTRACTS*

                             Expiration         Underlying Face      Unrealized
   Contracts Sold               Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  20  U.S. Treasury
      10-Year Notes        September 2005          $2,265,313         $(10,320)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) When-issued security.

(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

(5) Category is less than 0.05% of net assets.

See Notes to Financial Statements.

------
7

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                      -----------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             4.88%       5.95%      5.39%      5.66%       4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                   4.47%       5.83%      5.23%      5.45%(1)      --
--------------------------------------------------------------------------------
LIPPER FLORIDA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)         4.30%       5.18%      4.41%      4.68%(3)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 5/31/05(2)          5 of 22     1 of 16    1 of 11    1 of 10(3)     --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 6/30/05(2)          5 of 22     1 of 16    1 of 11    1 of 10(3)     --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
   No sales charge*        4.62%         --        --        1.10%
   With sales charge*     -0.06%         --        --       -2.52%
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
   No sales charge*        3.83%         --        --        0.34%
   With sales charge*     -0.17%         --        --       -2.86%
--------------------------------------------------------------------------------
C Class                    3.84%         --        --        0.34%       2/27/04
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 3/31/94, the date nearest the fund's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

                                                                    (continued)

------
8

Florida Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
-----------------------------------------------------------------------------------------------
                   1996    1997    1998    1999    2000    2001    2002    2003    2004   2005
-----------------------------------------------------------------------------------------------
Investor Class     4.34%   6.63%   8.20%   4.71%   0.49%  10.70%   5.98%   9.90%  -1.30%  4.88%
-----------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index           4.74%   6.08%   6.95%   4.90%   0.65%  10.17%   6.33%   8.72%  -0.22%  4.47%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Florida Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Florida Municipal Bond returned 4.88%* for the fiscal year ended May 31, 2005, reflecting a respectable performance by municipal bonds that occurred in spite of eight consecutive short-term interest rate increases by the Federal Reserve.
By comparison, the average return of Lipper's 22 Florida Intermediate Municipal
Debt Funds was 4.30%. (Please see pages 8 and 9.)

From a long-term perspective, Florida Municipal Bond's five- and 10-year returns ranked the fund as the top performer among its Lipper group.

YIELD SUMMARY & PERSPECTIVE

Florida Municipal Bond's key investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Along those lines, the fund's 30-day SEC yield was 3.06% as of May 31, 2005, compared with the Lipper average 30-day SEC yield of 2.43%.

On a tax-equivalent basis, Florida Municipal Bond's 30-day SEC yield equated to
4.08% for investors in a 25% federal tax bracket, while equating to 4.71% for investors in a 35% bracket. (Please see the table above.)

ECONOMIC REVIEW

The U.S. economy grew at a moderate rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth ranged from 3.3% to 4.0%, while crude oil averaged $47 a barrel and jumped as high as $57. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in May 2004 to 2.4% in February
2005, its fastest growth rate since August 2002. To keep inflation from escalating, the Federal Reserve raised its target rate, in eight quarter-point increments, from 1% in June 2004 to 3% in May 2005.

BROAD BOND MARKET REVIEW

Though core inflation rose, it remained at relatively low levels, and stopped accelerating after the first quarter of 2005. And while economic growth was moderate, it declined after reaching 4.0% in the third quarter of 2004. That helped longer-term interest rates and bond

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/05               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.8 yrs               7.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.0 yrs               4.5 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.06%
--------------------------------------------------------------------------------
A Class                                                2.69%
--------------------------------------------------------------------------------
B Class                                                2.06%
--------------------------------------------------------------------------------
C Class                                                2.06%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     4.08%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     4.25%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     4.57%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     4.71%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
10

Florida Municipal Bond - Portfolio Commentary

yields fall, and bond prices rise. Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped
longer-maturity/duration notes and bonds generally outperform shorter-maturity/duration notes.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 7.96% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate. The municipal yield curve also flattened, causing long-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields. In fact, as of May 31, 2005, 30-year AAA-rated general obligation municipal bonds yielded more than 30-year Treasury bonds! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGIES

On the fund-specific front, we continued to focus on municipal bonds rated AAA and AA (please see the table at bottom left). But we also maintained the portfolio's conservatively small slice of lower-rated investment-grade bonds. As a tradeoff for their slightly increased credit risk, these bonds tend to offer higher yields than like-maturity securities with better credit ratings.

In addition, we decreased Florida Municipal Bond's duration--a widely used gauge of interest rate sensitivity--from 4.5 years at the end of May 2004, to 4.0 years at the end of May 2005. Unfortunately, with municipal bonds performing respectably in spite of the previously described economic and bond market backdrops, that strategy didn't work out as well as we had hoped.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of federal tax-exempt current income by investing at least 80% of the fund's assets in municipal securities that are exempt from Florida's intangibles tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
AAA                                          87%                   79%
--------------------------------------------------------------------------------
AA                                            1%                    5%
--------------------------------------------------------------------------------
A                                             --                    5%
--------------------------------------------------------------------------------
BBB                                          12%                   11%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            16%
--------------------------------------------------------------------------------
Prerefunded                                                        14%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      12%
--------------------------------------------------------------------------------
Transportation Revenue                                             10%
--------------------------------------------------------------------------------
General Obligation (GO)                                             8%
--------------------------------------------------------------------------------

------
11

Florida Municipal Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.6%

FLORIDA -- 95.3%
--------------------------------------------------------------------------------
       $1,110,000  Broward County Airport
                   Systems Rev., (Passenger
                   Facility), (Conventional Lien
                   H-1), 5.25%, 10/1/12 (Ambac)                     $ 1,178,820
--------------------------------------------------------------------------------
          400,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.00%, 4/1/14                                        423,240
--------------------------------------------------------------------------------
          500,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/15                                        543,680
--------------------------------------------------------------------------------
          525,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/16                                        568,055
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/11 (FSA)                                         559,230
--------------------------------------------------------------------------------
        1,230,000  Callaway/Bay County
                   Wastewater System Rev.,
                   5.00%, 9/1/23 (MBIA)                               1,321,783
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,668,977
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (Ambac)                                              256,978
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board
                   COP, 5.75%, 7/1/16 (FSA)                           1,260,228
--------------------------------------------------------------------------------
        1,010,000  Emerald Coast Utilities System
                   Auth. Rev., 5.00%, 1/1/25
                   (FGIC)                                             1,079,326
--------------------------------------------------------------------------------
          100,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   101,274
--------------------------------------------------------------------------------
          150,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program),
                   4.85%, 4/1/07 (GNMA/FNMA)                            153,987
--------------------------------------------------------------------------------
        1,050,000  Florida Board of Education
                   Capital Outlay GO, Series
                   1995 C, 5.50%, 6/1/05 (MBIA)                       1,060,500
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond
                   Finance GO, Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)(1)                                           2,486,273
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance
                   Agency Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (Ambac)                                              462,915
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  350,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage),
                   4.60%, 1/1/21 (FSA)                              $   350,721
--------------------------------------------------------------------------------
        1,000,000  Florida Municipal Loan Council
                   GO, Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     1,097,420
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System
                   Rev., Series 1996 A, 5.75%,
                   10/1/09                                              387,996
--------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       726,725
--------------------------------------------------------------------------------
          610,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.00%, 3/1/06                               612,782
--------------------------------------------------------------------------------
          635,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.50%, 3/1/07                               645,687
--------------------------------------------------------------------------------
          690,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 5.00%, 3/1/08                               715,351
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,359,883
--------------------------------------------------------------------------------
        1,565,000  Indian Trace Development
                   District Rev., (Water
                   Management Special Benefit),
                   5.00%, 5/1/24 (MBIA)                               1,705,161
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   2.75%, 5/1/06 (MBIA)                                 294,646
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.10%, 5/1/07 (MBIA)                                 295,826
--------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.65%, 5/1/09 (MBIA)                                 336,947
--------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.85%, 5/1/10 (MBIA)                                 360,507
--------------------------------------------------------------------------------
          625,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   4.00%, 5/1/11 (MBIA)                                 649,075
--------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      898,918
--------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,346,452
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,126,350
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Florida Municipal Bond - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (Ambac)                     $ 2,139,906
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                734,936
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/11, Prerefunded
                   at 100% of Par (FSA)(2)                            1,129,330
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/11, Prerefunded
                   at 100% of Par (FSA)(2)                            1,129,330
--------------------------------------------------------------------------------
        1,000,000  Ocala Rev., Series 2005 B,
                   5.25%, 10/1/25 (FGIC)                              1,110,710
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)(1)                                   2,096,288
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        530,258
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,014,190
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 5.75%, 10/1/14
                   (MBIA)                                             1,167,800
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/12 (FSA)                               1,131,560
--------------------------------------------------------------------------------
        1,175,000  Palm Beach County School
                   Board COP, Series 2002 D,
                   5.25%, 8/1/20, Prerefunded at
                   100% of Par (FSA)(2)                               1,320,277
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (Ambac)(1)                                         2,208,739
--------------------------------------------------------------------------------
          445,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                        458,590
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        301,773
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        308,127
--------------------------------------------------------------------------------
        1,000,000  Polk County Finance Auth.
                   Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/22
                   (FNMA)                                             1,011,670
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement COP, Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,125,686
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                        $ 1,107,290
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (Ambac)                             1,135,110
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility
                   System Rev., Series 1998 B,
                   5.125%, 10/1/08 (FGIC)                             1,077,760
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (Ambac)                         470,264
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,217,720
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series
                   2001 A, 3.75%, 11/1/05 (MBIA)                        913,622
--------------------------------------------------------------------------------
                                                                     50,876,649
--------------------------------------------------------------------------------
PUERTO RICO -- 2.3%
--------------------------------------------------------------------------------
        1,250,000  Commonwealth of Puerto Rico
                   Tax & Rev. Anticipation Notes,
                   3.00%, 7/29/05                                     1,249,550
--------------------------------------------------------------------------------
UTAH -- 1.0%
--------------------------------------------------------------------------------
          500,000  Nebo School District GO,
                   Series 2005 A, 4.25%, 7/1/15                         525,329
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $50,042,920)                                                   52,651,528
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.4%

FLORIDA -- 0.4%
--------------------------------------------------------------------------------
          200,000  Broward County Health
                   Facilities Auth. Rev., (John
                   Knox Village), VRDN, 3.10%,
                   6/1/05 (RADIAN) (SBBPA:
                   LaSalle Bank N.A.)
(Cost $200,000)                                                         200,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(3)
           13,000  Federated Florida Municipal
                   Cash Trust
(Cost $13,000)                                                           13,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.0%
(Cost $50,255,920)                                                   52,864,528
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%                                    538,516
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $53,403,044
================================================================================

See Notes to Financial Statements.                                  (continued)

------
13

Florida Municipal Bond - Schedule of Investments

MAY 31, 2005

FUTURES CONTRACTS*

                             Expiration         Underlying Face      Unrealized
    Contracts Sold              Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   50  U.S. Treasury
       10-Year Notes       September 2005          $5,663,281         $(25,800)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Category is less than 0.05% of net assets.

See Notes to Financial Statements.

------
14

High-Yield Municipal - Performance

TOTAL RETURNS AS OF MAY 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                  1 YEAR     5 YEARS    INCEPTION(1)      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                     9.84%      7.91%       6.18%          3/31/98
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                        13.25%      9.22%       6.51%             --
--------------------------------------------------------------------------------
LIPPER HIGH-YIELD
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)                 9.68%      6.64%       4.34%             --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 5/31/05(2)         36 of 78   10 of 67     4 of 48            --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 6/30/05(2)         46 of 78   10 of 67     4 of 48            --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*                9.56%       --         6.84%
   With sales charge*              4.66%       --         4.77%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*                8.75%       --         6.10%
   With sales charge*              4.75%       --         4.90%
--------------------------------------------------------------------------------
C Class                            8.74%       --         5.97%          7/24/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
15

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                 1998*    1999      2000    2001   2002    2003    2004    2005
--------------------------------------------------------------------------------
Investor Class   1.81%**  6.18%**  -2.81%   9.13%  8.25%   9.40%   3.07%   9.84%
--------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index       1.41%    4.35%    -4.45%  15.38%  6.64%  11.84%  -0.26%  13.25%
--------------------------------------------------------------------------------
* From 3/31/98 (the class's inception date) to 5/31/98. Not annualized.

**Investor Class returns would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
16

High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

PERFORMANCE SUMMARY

High-Yield Municipal returned 9.84%* for the fiscal year ended May 31, 2005, its highest fiscal-year performance since the fund's inception. The fund and comparative indices performed well as bonds rallied and yields fell despite eight short-term interest rate increases by the Federal Reserve. Municipal investments with longer maturities and durations generally outperformed those with shorter (outlined below), which explains why the fund trailed the Lehman
Brothers Long-Term Municipal Bond Index (see page 15).

ECONOMIC REVIEW

The U.S. economy grew at a moderate rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth ranged from 3.3% to 4.0%, while crude oil averaged $47 a barrel and jumped as high as $57. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in May 2004 to 2.4% in February
2005, its fastest growth rate since August 2002. To keep inflation from escalating, the Federal Reserve raised its target rate, in eight quarter-point increments, from 1% in June 2004 to 3% in May 2005.

BROAD BOND MARKET REVIEW

Though core inflation rose, it remained at relatively low levels, and stopped accelerating after the first quarter of 2005. And while economic growth was moderate, it declined after reaching 4.0% in the third quarter of 2004. That helped longer-term interest rates and bond yields fall, and bond prices rise.
Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/duration notes.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 7.96% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate. The municipal yield curve also flattened, causing long-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/05               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  18.8 yrs              18.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.2 yrs               7.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.54%
--------------------------------------------------------------------------------
A Class                                                4.10%
--------------------------------------------------------------------------------
B Class                                                3.53%
--------------------------------------------------------------------------------
C Class                                                3.53%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     6.05%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     6.31%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     6.78%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     6.98%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
17

High-Yield Municipal - Portfolio Commentary

municipal bond yields attractive compared with Treasury yields. In fact, as of
May 31, 2005, 30-year AAA-rated general obligation municipal bonds yielded more than 30-year Treasury bonds! Credit quality also affected
performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO STRATEGY

Our investment objective is to seek high current income that is exempt from federal income tax. As of May 31, 2005, we'd invested 76% of the portfolio in below-investment-grade debt (either rated below BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk. The fund's 30-day SEC yield declined from 4.97% on May
31, 2004 to 4.54% on May 31, 2005 as the bond market rallied, but that still translated to attractive tax-equivalent yields for investors (see the yield table on page 17).

We continued to focus on our approach to portfolio investing and management, the foundations of which are thorough credit reviews and careful security selection.
Though past performance is no guarantee of future results, we believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception.

Our investment approach includes techniques designed to realize capital appreciation as well as high income, including investments in land-secured bonds, which represented the portfolio's largest sector position at the beginning and end (see the table above) of the reporting period. Land-secured bonds have potential for price appreciation as the economy grows and/or the projects are developed and their finances solidify.

OUR COMMITMENT

We remain committed to seeking high levels of federal tax-exempt current income, as well as capital appreciation, by investing at least 80% of the fund's assets in municipal securities, including securities rated below investment-grade or that are unrated. We attempt to keep the weighted average maturity of the fund at 10 years or longer.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/05              11/30/04
--------------------------------------------------------------------------------
AAA                                          12%                   17%
--------------------------------------------------------------------------------
AA                                            --                    2%
--------------------------------------------------------------------------------
A                                             --                    --
--------------------------------------------------------------------------------
BBB                                          12%                    6%
--------------------------------------------------------------------------------
BB                                            6%                    3%
--------------------------------------------------------------------------------
Unrated                                      70%                   72%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Secured                                                       46%
--------------------------------------------------------------------------------
Special Tax Revenue                                                 8%
--------------------------------------------------------------------------------
Housing Revenue                                                     7%
--------------------------------------------------------------------------------
Tax Allocation/Tax Increment                                        7%
--------------------------------------------------------------------------------
Hospital Revenue                                                    6%
--------------------------------------------------------------------------------

------
18

High-Yield Municipal - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.6%

ALASKA -- 0.3%
--------------------------------------------------------------------------------
       $  500,000  Anchorage Schools GO,
                   Series 2000 A, 5.75%,
                   12/1/10 (MBIA)                                  $    565,855
--------------------------------------------------------------------------------
ARIZONA -- 6.9%
--------------------------------------------------------------------------------
          600,000  Centerra Community Facilities
                   District GO, 5.50%, 7/15/29                          606,690
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee &
                   Sub-Lien), 4.90%, 4/1/19                           1,002,640
--------------------------------------------------------------------------------
        3,015,000  Pronghorn Ranch Community
                   Facilities District GO, 6.40%,
                   7/15/29(1)                                         3,164,363
--------------------------------------------------------------------------------
        1,000,000  Quailwood Meadows
                   Community Facilities District
                   GO, 6.125%, 7/15/29                                1,030,900
--------------------------------------------------------------------------------
        1,093,000  Sundance Community
                   Facilities Assessment District
                   No. 2 Rev., 7.125%, 7/1/27                         1,193,206
--------------------------------------------------------------------------------
        1,025,000  Sundance Community
                   Facilities Assessment District
                   No. 3 Rev., 6.50%, 7/1/29                          1,076,896
--------------------------------------------------------------------------------
          395,000  Sundance Community
                   Facilities District GO, 6.25%,
                   7/15/29                                              412,396
--------------------------------------------------------------------------------
        1,500,000  Vistancia Community Facilities
                   District GO, 5.50%, 7/15/20                        1,534,380
--------------------------------------------------------------------------------
        1,200,000  Vistancia Community Facilities
                   District GO, 5.75%, 7/15/24                        1,229,988
--------------------------------------------------------------------------------
                                                                     11,251,459
--------------------------------------------------------------------------------
CALIFORNIA -- 15.2%
--------------------------------------------------------------------------------
        2,000,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2003 A, 6.875%, 9/1/27                             2,215,200
--------------------------------------------------------------------------------
          750,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/31                                 833,625
--------------------------------------------------------------------------------
        2,000,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36(1)                            2,180,020
--------------------------------------------------------------------------------
        4,000,000  City of Vallejo COP, (Marine
                   World Foundation), 7.00%,
                   2/1/17                                             4,209,679
--------------------------------------------------------------------------------
        2,420,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.75%,
                   6/1/39                                             2,643,923
--------------------------------------------------------------------------------
          930,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                                997,109
--------------------------------------------------------------------------------
        2,235,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2004 A, (Morgan Hill -
                   Hacienda Various Projects),
                   5.90%, 11/15/34                                    2,338,235
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                           $  2,118,300
--------------------------------------------------------------------------------
        1,000,000  Jurupa Community Services
                   District Special Tax, Series
                   2005 A, (Community Facilities
                   District No. 12), 5.15%,
                   9/1/35(2)                                          1,004,740
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                              3,238,890
--------------------------------------------------------------------------------
        1,000,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             1,113,280
--------------------------------------------------------------------------------
        1,600,000  Vallejo Multifamily Housing
                   Rev., Series 1998 B, (Solano
                   Affordable Housing), 8.25%,
                   4/1/39 (Acquired 12/12/02,
                   Cost $1,731,824)(3)                                1,766,528
--------------------------------------------------------------------------------
                                                                     24,659,529
--------------------------------------------------------------------------------
COLORADO -- 7.6%
--------------------------------------------------------------------------------
        3,000,000  Denver Health & Hospital Auth.
                   Healthcare Rev., Series 2004 A,
                   6.25%, 12/1/33                                     3,317,910
--------------------------------------------------------------------------------
          640,000  Douglas County School District
                   No. Re-1 GO, Series 2002 B,
                   (Douglas & Elbert Counties),
                   5.75%, 12/15/12 (FSA/State
                   Aid Withholding)                                     742,918
--------------------------------------------------------------------------------
        3,000,000  One Horse Business
                   Improvement District Rev.,
                   6.00%, 6/1/24                                      3,155,130
--------------------------------------------------------------------------------
        1,500,000  Plaza Metropolitan District
                   No. 1 Rev., 8.00%, 12/1/25                         1,672,425
--------------------------------------------------------------------------------
        2,000,000  Todd Creek Farms
                   Metropolitan District No. 1
                   Rev., 5.60%, 12/1/14                               2,002,180
--------------------------------------------------------------------------------
        1,500,000  Todd Creek Farms
                   Metropolitan District No. 1
                   Rev., 6.125%, 12/1/19                              1,504,275
--------------------------------------------------------------------------------
                                                                     12,394,838
--------------------------------------------------------------------------------
CONNECTICUT -- 0.7%
--------------------------------------------------------------------------------
        1,000,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                            1,065,930
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.2%
--------------------------------------------------------------------------------
        1,000,000  District of Columbia COP,
                   (Public Safety & Emergency),
                   5.50%, 1/1/19 (Ambac)                              1,106,890
--------------------------------------------------------------------------------
          750,000  Metropolitan Washington D.C.
                   Airports Auth. General Rev.,
                   Series 2001 A, 5.50%,
                   10/1/18 (MBIA)                                       823,260
--------------------------------------------------------------------------------
                                                                      1,930,150
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

High-Yield Municipal - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FLORIDA -- 17.7%
--------------------------------------------------------------------------------
       $2,800,000  Anthem Park Community
                   Development District Rev.,
                   5.80%, 5/1/36                                   $  2,846,088
--------------------------------------------------------------------------------
           50,000  Arbor Greene Community
                   Development District Special
                   Assessment, 5.75%, 5/1/06                             50,466
--------------------------------------------------------------------------------
        4,000,000  Concorde Estates Community
                   Development District Rev.,
                   Series 2004 B, 5.00%, 5/1/11                       4,041,639
--------------------------------------------------------------------------------
        1,775,000  Covington Park Community
                   Development District Rev.,
                   Series 2004 B, (Capital
                   Improvement), 5.30%,
                   11/1/09                                            1,817,600
--------------------------------------------------------------------------------
          990,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2002 A,
                   6.70%, 5/1/34                                      1,068,695
--------------------------------------------------------------------------------
        1,125,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2003 C,
                   5.125%, 5/1/08                                     1,141,853
--------------------------------------------------------------------------------
        3,815,000  Dupree Lakes Community
                   Development District Rev.,
                   5.00%, 11/1/10                                     3,853,570
--------------------------------------------------------------------------------
          520,000  Fleming Island Plantation
                   Community Development
                   District Special Assessment,
                   Series 2000 B, 7.375%, 5/1/31                        561,959
--------------------------------------------------------------------------------
          975,000  Gateway Services Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Sun City Center - Fort
                   Meyers), 5.50%, 5/1/10                               994,949
--------------------------------------------------------------------------------
          730,000  Heritage Harbor South
                   Community Development
                   District Rev., Series 2002 B,
                   5.40%, 11/1/08                                       740,819
--------------------------------------------------------------------------------
          935,000  Middle Village Community
                   Development District Special
                   Assessment, Series 2004 B,
                   5.00%, 5/1/09                                        945,724
--------------------------------------------------------------------------------
        1,500,000  Midtown Miami Community
                   Development District Special
                   Assessment, Series 2004 A,
                   6.25%, 5/1/37                                      1,589,745
--------------------------------------------------------------------------------
        1,000,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      1,118,020
--------------------------------------------------------------------------------
          400,000  Reunion East Community
                   Development District Special
                   Assessment Rev., Series
                   2002 B, 5.90%, 11/1/07                               408,344
--------------------------------------------------------------------------------
        1,245,000  South-Dade Venture
                   Community Development
                   District Rev., 6.125%, 5/1/34                      1,321,891
--------------------------------------------------------------------------------
        2,790,000  Sterling Hill Community
                   Development District Special
                   Assessment, Series 2003 B,
                   5.50%, 11/1/10                                     2,860,001
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  380,000  Stoneybrook West Community
                   Development District Special
                   Assessment, Series 2000 A,
                   7.00%, 5/1/32                                   $    407,915
--------------------------------------------------------------------------------
          965,000  Waterchase Community
                   Development District Rev.,
                   Series 2001 A, 6.70%, 5/1/32                       1,033,534
--------------------------------------------------------------------------------
        2,000,000  Westchester Community
                   Development District No. 1
                   Special Assessment,
                   (Infrastructure), 6.125%,
                   5/1/35                                             2,107,360
--------------------------------------------------------------------------------
                                                                     28,910,172
--------------------------------------------------------------------------------
GEORGIA -- 1.3%
--------------------------------------------------------------------------------
          650,000  Atlanta Water & Wastewater
                   Rev., Series 1999 A, 5.50%,
                   11/1/18 (FGIC)                                       764,160
--------------------------------------------------------------------------------
        1,300,000  Gwinnett County Water &
                   Sewer Auth. Rev., 4.00%,
                   8/1/14                                             1,353,859
--------------------------------------------------------------------------------
                                                                      2,118,019
--------------------------------------------------------------------------------
GUAM -- 0.7%
--------------------------------------------------------------------------------
          390,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/10 (MBIA)                                405,951
--------------------------------------------------------------------------------
          690,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/11 (MBIA)                                718,180
--------------------------------------------------------------------------------
                                                                      1,124,131
--------------------------------------------------------------------------------
ILLINOIS -- 1.9%
--------------------------------------------------------------------------------
        3,000,000  Chicago Tax Increment
                   Allocation Rev., Series 2004 B,
                   (Pilsen Redevelopment),
                   (Junior Lien), 6.75%, 6/1/22(1)                    3,135,630
--------------------------------------------------------------------------------
MARYLAND -- 2.4%
--------------------------------------------------------------------------------
        1,250,000  Anne Arundel County Special
                   Obligation Rev., (Arundel Mills),
                   7.10%, 7/1/09, Prerefunded at
                   102% of Par(4)                                     1,465,825
--------------------------------------------------------------------------------
        1,000,000  Anne Arundel County Special
                   Obligation Rev., (National
                   Business Park), 7.375%,
                   7/1/10, Prerefunded at 102%
                   of Par(4)                                          1,213,310
--------------------------------------------------------------------------------
        1,238,000  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                        1,301,088
--------------------------------------------------------------------------------
                                                                      3,980,223
--------------------------------------------------------------------------------
MISSOURI -- 0.9%
--------------------------------------------------------------------------------
          860,000  Missouri Bottom
                   Transportation Development
                   District Hazelwood Rev.,
                   7.20%, 5/1/33                                        926,186
--------------------------------------------------------------------------------
          470,000  Missouri Housing Development
                   Commission Mortgage Rev.,
                   Series 1998 B2, (Single
                   Family), 6.40%, 9/1/29                               475,809
--------------------------------------------------------------------------------
                                                                      1,401,995
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield Municipal - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
NEVADA -- 11.1%
--------------------------------------------------------------------------------
       $1,105,000  Clark County Improvement
                   District No. 121 Special
                   Assessment, (Southern
                   Highlands Area), 7.50%,
                   12/1/19                                         $  1,209,588
--------------------------------------------------------------------------------
        3,000,000  Clark County Improvement
                   District No. 142 Special
                   Assessment, 5.50%, 8/1/12                          3,095,579
--------------------------------------------------------------------------------
          715,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.25%, 2/1/12                                736,207
--------------------------------------------------------------------------------
          750,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.375%, 2/1/13                               772,860
--------------------------------------------------------------------------------
          720,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.40%, 2/1/14                                742,306
--------------------------------------------------------------------------------
        1,565,000  Henderson Local Improvement
                   Districts No. T-14 Special
                   Assessment, 5.25%, 3/1/13                          1,615,299
--------------------------------------------------------------------------------
        1,560,000  Henderson Local Improvement
                   Districts No. T-15 Special
                   Assessment, 6.10%, 3/1/24                          1,609,936
--------------------------------------------------------------------------------
        1,000,000  Henderson Local Improvement
                   Districts No. T-16 Special
                   Assessment, (The Falls at
                   Lake Las Vegas), 5.00%,
                   3/1/20                                             1,004,240
--------------------------------------------------------------------------------
        1,105,000  Henderson Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2002 B, 7.10%,
                   10/1/22                                            1,219,511
--------------------------------------------------------------------------------
          350,000  Henderson Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2002 B, 7.20%,
                   10/1/25                                              386,509
--------------------------------------------------------------------------------
        1,275,000  Las Vegas Improvement
                   District No. 607 Special
                   Assessment, 5.50%, 6/1/13                          1,319,906
--------------------------------------------------------------------------------
          495,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.40%, 6/1/06                                        504,276
--------------------------------------------------------------------------------
          495,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.70%, 6/1/08                                        514,226
--------------------------------------------------------------------------------
        1,165,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.25%, 12/1/10                         1,206,194
--------------------------------------------------------------------------------
          500,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.60%, 12/1/12                           517,675
--------------------------------------------------------------------------------
          755,000  Reno Special Assessment
                   District No. 4 Rev., (Somersett
                   Parkway), 5.20%, 12/1/10                             778,382
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  795,000  Reno Special Assessment
                   District No. 4 Rev., (Somersett
                   Parkway), 5.45%, 12/1/11                        $    819,661
--------------------------------------------------------------------------------
                                                                     18,052,355
--------------------------------------------------------------------------------
NEW JERSEY -- 5.6%
--------------------------------------------------------------------------------
        1,000,000  New Jersey Economic
                   Development Auth. COP,
                   Series 1999 A, (Transportation
                   Sublease), 6.00%, 5/1/09
                   (FSA)                                              1,110,360
--------------------------------------------------------------------------------
        4,000,000  Tobacco Settlement Financing
                   Corp. Rev., 6.00%, 6/1/37                          4,076,560
--------------------------------------------------------------------------------
        3,835,000  Tobacco Settlement Financing
                   Corp. Rev., 6.125%, 6/1/42                         3,924,662
--------------------------------------------------------------------------------
                                                                      9,111,582
--------------------------------------------------------------------------------
NEW MEXICO -- 1.6%
--------------------------------------------------------------------------------
        1,490,000  Cabezon Public Improvement
                   District Special Tax Rev.,
                   6.30%, 9/1/34                                      1,506,941
--------------------------------------------------------------------------------
        1,000,000  Ventana West Public
                   Improvement District Special
                   Levy Rev., 6.875%, 8/1/33                          1,026,170
--------------------------------------------------------------------------------
                                                                      2,533,111
--------------------------------------------------------------------------------
NEW YORK -- 0.6%
--------------------------------------------------------------------------------
        1,000,000  Onondaga County Industrial
                   Development Auth. Rev., (Air
                   Cargo), 7.25%, 1/1/32                              1,036,710
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.4%
--------------------------------------------------------------------------------
        2,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2003 A, 6.75%, 10/1/33                             2,206,600
--------------------------------------------------------------------------------
OHIO -- 3.4%
--------------------------------------------------------------------------------
        1,160,000  Hebron Waterworks Rev.,
                   5.875%, 12/1/25                                    1,210,286
--------------------------------------------------------------------------------
          745,000  Hebron Waterworks Rev.,
                   6.125%, 12/1/29                                      787,726
--------------------------------------------------------------------------------
        1,800,000  Pinnacle Community
                   Infrastructure Financing
                   Facilities Auth. Rev., Series
                   2004 A, 6.25%, 12/1/36                             1,873,674
--------------------------------------------------------------------------------
          500,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                                559,140
--------------------------------------------------------------------------------
        1,100,000  Port of Greater Cincinnati
                   Development Auth. Special
                   Assessment, (Cooperative  Public
                   Parking Infrastructure),
                   6.40%, 2/15/34                                     1,175,053
--------------------------------------------------------------------------------
                                                                      5,605,879
--------------------------------------------------------------------------------
OKLAHOMA -- 0.5%
--------------------------------------------------------------------------------
          750,000  Oklahoma City Industrial &
                   Cultural Facilities Trust Rev.,
                   6.75%, 1/1/23                                        751,410
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

High-Yield Municipal - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.3%
--------------------------------------------------------------------------------
       $2,750,000  Allegheny County
                   Redevelopment Auth. Tax
                   Allocation, (Pittsburgh Mills),
                   5.10%, 7/1/14                                   $  2,873,695
--------------------------------------------------------------------------------
        1,000,000  Allegheny County
                   Redevelopment Auth. Tax
                   Allocation, (Pittsburgh Mills),
                   5.60%, 7/1/23                                      1,054,280
--------------------------------------------------------------------------------
        1,325,000  Chartiers Valley School District
                   GO, Series 2004 A, 5.00%,
                   10/15/20 (FSA/State Aid
                   Withholding)                                       1,437,903
--------------------------------------------------------------------------------
        1,000,000  Langhorne Manor Boro Higher
                   Education Auth. Rev.,
                   (Philadelphia Biblical
                   University), 5.50%, 4/1/25                         1,009,370
--------------------------------------------------------------------------------
          685,000  New Morgan Municipal Auth.
                   Office Rev., Series 1999 A,
                   (Commonwealth Office),
                   5.375%, 6/1/08                                       677,883
--------------------------------------------------------------------------------
                                                                      7,053,131
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.4%
--------------------------------------------------------------------------------
          500,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                      573,585
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 0.9%
--------------------------------------------------------------------------------
        1,425,000  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 4.25%,
                   8/1/05                                             1,426,967
--------------------------------------------------------------------------------
TENNESSEE -- 3.2%
--------------------------------------------------------------------------------
        1,500,000  Chattanooga Health
                   Educational & Housing Facility
                   Board Rev., Series 2005 B,
                   (Campus Development
                   Foundation, Inc. Phase I LLC),
                   5.50%, 10/1/20                                     1,514,610
--------------------------------------------------------------------------------
        3,565,000  Chattanooga Health
                   Educational & Housing Facility
                   Board Rev., Series 2005 B,
                   (Campus Development
                   Foundation, Inc. Phase I LLC),
                   6.00%, 10/1/35                                     3,641,184
--------------------------------------------------------------------------------
                                                                      5,155,794
--------------------------------------------------------------------------------
TEXAS -- 2.6%
--------------------------------------------------------------------------------
          710,000  Abia Development Corp.
                   Airport Facilities Rev., (Aero
                   Austin L.P.), 6.75%, 1/1/11                          711,576
--------------------------------------------------------------------------------
          400,000  Bexar County Health Facilities
                   Development Corp. Rev.,
                   (Army Retirement Residence),
                   6.125%, 7/1/22                                       434,472
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Bexar County Health Facilities
                   Development Corp. Rev.,
                   (Army Retirement Residence),
                   6.30%, 7/1/32                                   $  1,085,550
--------------------------------------------------------------------------------
        2,000,000  Pearland Development Auth.
                   Rev., 5.50%, 9/1/28                                2,068,680
--------------------------------------------------------------------------------
                                                                      4,300,278
--------------------------------------------------------------------------------
UTAH -- 1.0%
--------------------------------------------------------------------------------
          235,000  Bountiful Hospital Rev., (South
                   Davis Community Hospital),
                   5.125%, 12/15/05 (Acquired
                   9/24/98, Cost $233,245)(3)                           236,274
--------------------------------------------------------------------------------
        1,235,000  West Valley City Rev., Series
                   2001 A, 5.50%, 7/15/15
                   (MBIA)                                             1,372,443
--------------------------------------------------------------------------------
                                                                      1,608,717
--------------------------------------------------------------------------------
VIRGINIA -- 1.2%
--------------------------------------------------------------------------------
        2,000,000  Tobacco Settlement Financing
                   Corp. Rev., 5.625%, 6/1/37                         1,997,060
--------------------------------------------------------------------------------
WASHINGTON -- 0.8%
--------------------------------------------------------------------------------
          860,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                        973,795
--------------------------------------------------------------------------------
          250,000  Port of Seattle Rev., Series
                   2000 B, 6.00%, 2/1/15 (MBIA)                         289,810
--------------------------------------------------------------------------------
                                                                      1,263,605
--------------------------------------------------------------------------------
WISCONSIN -- 1.2%
--------------------------------------------------------------------------------
        2,000,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2004 A,
                   (Southwest Health Center),
                   6.25%, 4/1/34                                      2,010,530
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $150,333,743)                                                 157,225,245
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.6%

ARIZONA -- 0.2%
--------------------------------------------------------------------------------
          325,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   3.02%, 6/1/05 (LOC: KBC
                   Bank N.V.)                                           325,000
--------------------------------------------------------------------------------
FLORIDA -- 1.4%
--------------------------------------------------------------------------------
        2,250,000  Broward County Health
                   Facilities Auth. Rev., (John
                   Knox Village), VRDN, 3.10%,
                   6/1/05 (RADIAN) (SBBPA:
                   LaSalle Bank N.A.)                                 2,250,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $2,575,000)                                                     2,575,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

High-Yield Municipal - Schedule of Investments

MAY 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

        $ 271,000  Federated Tax-Free Obligation
                   Fund
(Cost $271,000)                                                    $    271,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.4%
(Cost $153,179,743)                                                 160,071,245
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%                                  2,567,912
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $162,639,157
================================================================================

FUTURES CONTRACTS*

                             Expiration         Underlying Face      Unrealized
    Contracts Sold              Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   60  U.S. Treasury
       10-Year Notes       September 2005          $6,795,938         $(30,960)
                                                ================================

*FUTURES CONTRACTS typically are based on an index and tend to track the performance of the index or specific securities while remaining very liquid
 (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.

(1) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.

(2) When-issued security.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $2,002,802, which represented 1.2% of net assets.

(4) Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

------
23

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
24

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      12/1/04 -      EXPENSE
                        12/1/04         5/31/05          5/31/05        RATIO*
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.90          $2.52         0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,020.60          $3.78         0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.00          $7.54         1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.70          $7.54         1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.44          $2.52         0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.19          $3.78         0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.30          $2.52         0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,019.10          $3.78         0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,015.10          $7.54         1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,015.30          $7.54         1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.44          $2.52         0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.19          $3.78         0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.45          $7.54         1.50%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
25

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      12/1/04 -      EXPENSE
                        12/1/04         5/31/05          5/31/05        RATIO*
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,048.70          $3.17         0.62%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,047.40          $4.44         0.87%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,043.50          $8.25         1.62%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,043.50          $8.25         1.62%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.84          $3.13         0.62%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,020.59          $4.38         0.87%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,016.85          $8.15         1.62%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.85          $8.15         1.62%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
26

Statement of Assets and Liabilities

MAY 31, 2005
--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA        HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $55,689,477,
$50,255,920, and $153,179,743,
respectively)                      $58,294,418      $52,864,528    $160,071,245
-------------------------------
Cash                                        --               --         276,191
-------------------------------
Receivable for capital
shares sold                             58,126           88,989         945,815
-------------------------------
Interest receivable                  1,024,178          620,053       2,677,770
--------------------------------------------------------------------------------
                                    59,376,722       53,573,570     163,971,021
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                  17,634           70,715              --
-------------------------------
Payable for
investments purchased                1,088,356               --       1,000,000
-------------------------------
Payable for variation margin
on futures contracts                     8,802           22,006          26,407
-------------------------------
Accrued management fees                 24,123           22,887          82,706
-------------------------------
Distribution fees payable                  424            1,147          12,554
-------------------------------
Service fees (and distribution
fees -- A Class) payable                 1,043              822          20,312
-------------------------------
Dividends payable                       41,798           52,949         189,885
--------------------------------------------------------------------------------
                                     1,182,180          170,526       1,331,864
--------------------------------------------------------------------------------
NET ASSETS                         $58,194,542      $53,403,044    $162,639,157
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                    $55,501,587      $51,321,120    $158,393,312
-------------------------------
Undistributed net
investment income                           --               --          11,059
-------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                 98,334         (500,884)     (2,625,756)
-------------------------------
Net unrealized appreciation
on investments                       2,594,621        2,582,808       6,860,542
--------------------------------------------------------------------------------
                                   $58,194,542      $53,403,044    $162,639,157
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                         $53,202,782      $49,451,394     $62,945,065
-------------------------------
Shares outstanding                   4,855,867        4,573,286       5,996,767
-------------------------------
Net asset value per share               $10.96           $10.81          $10.50
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                          $4,270,511       $2,105,313     $79,153,807
-------------------------------
Shares outstanding                     389,774          194,700       7,540,974
-------------------------------
Net asset value per share               $10.96           $10.81          $10.50
-------------------------------
Maximum offering price (net
asset value divided by 0.955)           $11.48           $11.32          $10.99
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                              $2,521          $19,383      $3,573,348
-------------------------------
Shares outstanding                         230            1,793         340,432
-------------------------------
Net asset value per share               $10.96           $10.81          $10.50
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                            $718,728       $1,826,954     $16,966,937
-------------------------------
Shares outstanding                      65,599          168,958       1,616,437
-------------------------------
Net asset value per share               $10.96           $10.81          $10.50
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
27

Statement of Operations

YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA        HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------
Interest                            $2,587,773       $2,482,395     $ 7,046,220
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------
Management fees                        291,233          300,473         787,856
-------------------------------
Distribution Fees:
-------------------------------
  B Class                                   18              125          23,251
-------------------------------
  C Class                                3,143           11,187          92,294
-------------------------------
Service Fees:
-------------------------------
  B Class                                    7               41           7,750
-------------------------------
  C Class                                1,048            3,729          30,764
-------------------------------
Service and distribution
fees -- A Class                          8,149            3,732         131,237
-------------------------------
Trustees' fees and expenses              5,493            5,596           8,510
-------------------------------
Other expenses                             202              169             349
--------------------------------------------------------------------------------
                                       309,293          325,052       1,082,011
-------------------------------
Amount reimbursed                           --               --             (14)
--------------------------------------------------------------------------------
                                       309,293          325,052       1,081,997
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                2,278,480        2,157,343       5,964,223
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                 99,571        (205,313)         190,926
-------------------------------
Change in net unrealized
appreciation on investments            603,330          977,499       5,362,877
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN                        702,901          772,186       5,553,803
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $2,981,381       $2,929,529     $11,518,026
================================================================================

See Notes to Financial Statements.

------
28

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2005 AND MAY 31, 2004
------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS            ARIZONA MUNICIPAL BOND         FLORIDA MUNICIPAL BOND
------------------------------------------------------------------------------------------
                                    2005            2004           2005           2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income           $ 2,278,480   $  2,479,760    $  2,157,343    $ 2,390,053
-----------------------------
Net realized gain (loss)             99,571         31,189        (205,313)      (295,541)
-----------------------------
Change in net
unrealized appreciation             603,330     (3,334,628)        977,499     (3,291,538)
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                   2,981,381       (823,679)      2,929,529     (1,197,026)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income
-----------------------------
  Investor Class                 (2,147,979)    (2,475,048)     (2,068,408)    (2,383,929)
-----------------------------
  A Class                          (118,487)        (4,663)        (50,159)        (1,775)
-----------------------------
  B Class                               (72)           (17)           (423)           (55)
-----------------------------
  C Class                           (11,942)           (32)        (38,353)        (4,294)
-----------------------------
From net realized gains
-----------------------------
  Investor Class                    (12,600)      (232,087)             --       (240,945)
-----------------------------
  A Class                              (792)            --              --             --
-----------------------------
  B Class                                (1)            --              --             --
-----------------------------
  C Class                              (102)            --              --             --
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (2,291,975)    (2,711,847)     (2,157,343)    (2,630,998)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions               (4,235,455)   (10,511,290)    (12,320,526)    (1,298,103)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS       (3,546,049)   (14,046,816)    (11,548,340)    (5,126,127)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period              61,740,591     75,787,407      64,951,384     70,077,511
------------------------------------------------------------------------------------------
End of period                   $58,194,542   $ 61,740,591    $ 53,403,044    $64,951,384
==========================================================================================

See Notes to Financial Statements.                                 (continued)

------
29

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2005 AND MAY 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  5,964,223     $ 3,730,694
-------------------------------------------
Net realized gain (loss)                                190,926        (995,135)
-------------------------------------------
Change in net unrealized appreciation                 5,362,877        (903,953)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            11,518,026       1,831,606
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income
-------------------------------------------
  Investor Class                                     (2,901,842)     (2,750,692)
-------------------------------------------
  A Class                                            (2,459,571)       (704,142)
-------------------------------------------
  B Class                                              (121,581)        (72,484)
-------------------------------------------
  C Class                                              (481,229)       (203,376)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (5,964,223)     (3,730,694)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                           58,412,524      42,671,909
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           63,966,327      40,772,821

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  98,672,830      57,900,009
--------------------------------------------------------------------------------
End of period                                      $162,639,157     $98,672,830
================================================================================

Undistributed net investment income                     $11,059             $--
================================================================================

See Notes to Financial Statements.

------
30

Notes to Financial Statements

MAY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (Arizona Municipal), Florida
Municipal Bond Fund (Florida Municipal) and High-Yield Municipal Fund
(High-Yield Municipal) (collectively, the funds) are three funds in a series issued by the trust. The funds are non-diversified under the 1940 Act. Arizona
Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of
Arizona. Florida Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Florida. Arizona Municipal and Florida Municipal invest primarily in Arizona and Florida municipal obligations, respectively. High-Yield
Municipal's investment objective is to seek high current income exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield
Municipal invests primarily in lower-rated long-term and intermediate-term municipal obligations, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Arizona Municipal and Florida
Municipal A Class, B Class and C Class commenced on February 27, 2004, at which time the Investor Class was no longer available to new self-directed retail investors.

SECURITY VALUATIONS -- Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades
(but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; or
trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
31

Notes to Financial Statements

MAY 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category
Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the
American Century family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Arizona Municipal and Florida Municipal, and
from 0.2925% to 0.4100% for High-Yield. The rates for the Complex Fee range from
0.2500% to 0.3100% for all classes. For the year ended May 31, 2005, the effective annual management fee for the Investor Class, A Class, B Class and C
Class of Arizona Municipal, Florida Municipal and High-Yield Municipal were
0.49%, 0.49%, and 0.62%, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                        B & C
--------------------------------------------------------------------------------
Distribution Fee                                                        0.75%
--------------------------------------------------------------------------------
Service Fee                                                             0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. During the year ended May 31, 2005, the A Class of
High-Yield Municipal received reimbursements of $14 of its distribution and service fees. The reimbursements had no impact on the ratio of operating expenses to average net assets or the ratio of net investment income to average net assets. Fees incurred under the plans during the year ended May 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American

                                                                    (continued)

------
32

Notes to Financial Statements

MAY 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

Century Companies, Inc. (ACC), the parent of the trust's investment advisor,
ACIM, the distributor of the trust, ACIS, and the trust's transfer agent,
American Century Services, LLC (formerly American Century Services Corporation)
The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
May 31, 2005, were  as follows:

--------------------------------------------------------------------------------
                                 ARIZONA            FLORIDA          HIGH-YIELD
                             MUNICIPAL BOND     MUNICIPAL BOND        MUNICIPAL
--------------------------------------------------------------------------------
Purchases                      $27,163,760       $24,948,773         $88,327,544
--------------------------------------------------------------------------------
Proceeds from sales            $33,208,779       $33,597,671         $36,223,182
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------------
                               ARIZONA MUNICIPAL BOND        FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                            497,128    $  5,453,127       606,561    $  6,566,886
--------------------------
Issued in reinvestment
of distributions                154,557       1,693,720       120,932       1,308,172
--------------------------
Redeemed                     (1,354,587)    (14,829,390)   (2,066,559)    (22,321,798)
--------------------------------------------------------------------------------------
Net decrease                   (702,902)   $ (7,682,543)   (1,339,066)   $(14,446,740)
======================================================================================
YEAR ENDED MAY 31, 2004
--------------------------
Sold                          1,104,061    $ 12,270,490     2,239,701    $ 24,609,125
--------------------------
Issued in reinvestment
of distributions                194,526       2,153,394       163,544       1,785,188
--------------------------
Redeemed                     (2,390,629)    (26,478,887)   (2,699,299)    (29,538,071)
--------------------------------------------------------------------------------------
Net decrease                 (1,092,042)   $(12,055,003)     (296,054)   $ (3,143,758)
======================================================================================
A CLASS
--------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                            372,585     $ 4,093,428       195,189      $2,118,110
--------------------------
Issued in reinvestment
of distributions                  9,356         102,522         3,574          38,654
--------------------------
Redeemed                       (132,782)     (1,455,838)      (75,286)       (817,082)
--------------------------------------------------------------------------------------
Net increase                    249,159     $ 2,740,112       123,477      $1,339,682
======================================================================================
YEAR ENDED MAY 31, 2004(1)
--------------------------
Sold                            140,335      $1,525,844        75,652        $812,437
--------------------------
Issued in reinvestment
of distributions                    423           4,580           135           1,442
--------------------------
Redeemed                           (143)         (1,548)       (4,564)        (49,461)
--------------------------------------------------------------------------------------
Net increase                    140,615      $1,528,876        71,223        $764,418
======================================================================================
(1) February 27, 2004 (commencement of sale) through May 31, 2004.

                                                                    (continued)

------
33

Notes to Financial Statements

MAY 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------
                               ARIZONA MUNICIPAL BOND        FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------------
                               SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                                 --              --         1,294        $ 13,963
--------------------------
Issued in reinvestment
of distributions                      6             $72            29             316
--------------------------
Redeemed                             --              --        (1,152)        (12,511)
--------------------------------------------------------------------------------------
Net increase                          6             $72           171        $  1,768
======================================================================================
YEAR ENDED MAY 31, 2004(1)
--------------------------
Sold                                222          $2,501         1,618         $17,589
--------------------------
Issued in reinvestment
of distributions                      2              17             4              44
--------------------------------------------------------------------------------------
Net increase                        224          $2,518         1,622         $17,633
======================================================================================
C CLASS
--------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
--------------------------
Sold                             64,215        $704,230       119,292      $1,291,031
--------------------------
Issued in reinvestment
of distributions                    244           2,674           667           7,218
--------------------------
Redeemed                             --              --       (47,607)       (513,485)
--------------------------------------------------------------------------------------
Net increase                     64,459        $706,904        72,352      $  784,764
======================================================================================
YEAR ENDED MAY 31, 2004(1)
--------------------------
Sold                              1,136         $12,287        96,560      $1,063,114
--------------------------
Issued in reinvestment
of distributions                      4              32            46             490
--------------------------------------------------------------------------------------
Net increase                      1,140         $12,319        96,606      $1,063,604
======================================================================================
(1) February 27, 2004 (commencement of sale) through May 31, 2004.

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
------------------------------------------
Sold                                                  1,643,141    $ 16,916,130
------------------------------------------
Issued in reinvestment of distributions                 166,485       1,714,843
------------------------------------------
Redeemed                                             (1,225,232)    (12,610,602)
--------------------------------------------------------------------------------
Net increase (decrease)                                 584,394     $ 6,020,371
================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                                  2,105,766    $ 21,372,933
------------------------------------------
Issued in reinvestment of distributions                 172,654       1,748,659
------------------------------------------
Redeemed                                             (2,096,608)    (21,123,641)
--------------------------------------------------------------------------------
Net increase (decrease)                                 181,812     $ 1,997,951
================================================================================

                                                                    (continued)

------
34

Notes to Financial Statements

MAY 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
------------------------------------------
Sold                                                  5,239,532    $ 54,036,738
------------------------------------------
Issued in reinvestment of distributions                 197,779       2,042,149
------------------------------------------
Redeemed                                             (1,216,527)    (12,559,763)
--------------------------------------------------------------------------------
Net increase                                          4,220,784    $ 43,519,124
================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                                  3,322,531     $33,809,734
------------------------------------------
Issued in reinvestment of distributions                  58,748         596,254
------------------------------------------
Redeemed                                               (267,633)     (2,706,887)
--------------------------------------------------------------------------------
Net increase                                          3,113,646     $31,699,101
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
------------------------------------------
Sold                                                    127,879      $1,316,273
------------------------------------------
Issued in reinvestment of distributions                   3,482          35,901
------------------------------------------
Redeemed                                                (44,038)       (455,285)
--------------------------------------------------------------------------------
Net increase                                             87,323      $  896,889
================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                                    190,141      $1,926,243
------------------------------------------
Issued in reinvestment of distributions                   1,944          19,717
------------------------------------------
Redeemed                                                 (8,032)        (81,096)
--------------------------------------------------------------------------------
Net increase                                            184,053      $1,864,864
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
------------------------------------------
Sold                                                    893,109     $ 9,203,406
------------------------------------------
Issued in reinvestment of distributions                  12,105         125,038
------------------------------------------
Redeemed                                               (131,081)     (1,352,304)
--------------------------------------------------------------------------------
Net increase                                            774,133     $ 7,976,140
================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                                    747,335      $7,588,614
------------------------------------------
Issued in reinvestment of distributions                   3,584          36,339
------------------------------------------
Redeemed                                                (50,448)       (514,960)
--------------------------------------------------------------------------------
Net increase                                            700,471      $7,109,993
================================================================================

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc. (ACGIM), have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended May 31, 2005.

                                                                    (continued)

------
35

Notes to Financial Statements

MAY 31, 2005

6. RISK FACTORS

Arizona Municipal and Florida Municipal concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona and Florida, respectively, than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

High-Yield Municipal may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years May 31, 2005 and May
31, 2004 were as follows:

----------------------------------------------------------------------------------------------------
                          ARIZONA MUNICIPAL BOND    FLORIDA MUNICIPAL BOND    HIGH-YIELD MUNICIPAL
----------------------------------------------------------------------------------------------------
                            2005         2004         2005         2004         2005         2004
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
----------------------------------------------------------------------------------------------------
Ordinary income          $2,278,480   $2,710,226   $2,157,343   $2,627,402   $5,964,223   $3,730,694
----------------------------------------------------------------------------------------------------
Long-term capital gains     $13,495       $1,621           --       $3,596           --           --
----------------------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                      ARIZONA          FLORIDA      HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost
of investments                     $55,689,477      $50,255,920    $153,179,743
================================================================================
Gross tax appreciation
of investments                      $2,772,942       $2,610,225      $6,904,107
------------------------------
Gross tax depreciation
of investments                        (168,001)          (1,617)        (12,605)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $2,604,941       $2,608,608      $6,891,502
================================================================================
Undistributed ordinary income          $26,938               --         $11,059
------------------------------
Accumulated long-term gains            $61,076               --              --
------------------------------
Accumulated capital losses                  --        $(506,351)    $(2,656,716)
------------------------------
Capital loss deferral                       --         $(20,323)             --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.

                                                                    (continued)

------
36

Notes to Financial Statements

MAY 31, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

The capital loss carryovers expire as follows:

----------------------------------------------------------------------------------------------------
                            2008          2009          2010        2011        2012         2013
----------------------------------------------------------------------------------------------------
Florida Municipal Bond          --             --           --          --   $(144,485)   $(361,866)
----------------------------------------------------------------------------------------------------
High-Yield Municipal     $(396,804)   $(1,090,034)   $(323,643)         --   $(145,918)   $(700,317)
----------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2005, as follows:

--------------------------------------------------------------------------------
                                      ARIZONA          FLORIDA      HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
Exempt interest dividends           $2,272,885       $2,167,037     $5,892,577
--------------------------------------------------------------------------------
Long-term capital gain                 $13,494               --             --
--------------------------------------------------------------------------------

------
37

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                             2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $10.83     $11.40     $10.89     $10.69     $10.12
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income       0.42       0.41       0.41       0.44       0.48
---------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.13      (0.53)      0.59       0.27       0.57
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.55      (0.12)      1.00       0.71       1.05
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.42)     (0.41)     (0.41)     (0.44)     (0.48)
---------------------------
  From Net
  Realized Gains              --(1)     (0.04)     (0.08)     (0.07)        --
--------------------------------------------------------------------------------
  Total Distributions        (0.42)     (0.45)     (0.49)     (0.51)     (0.48)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.96     $10.83     $11.40     $10.89     $10.69
================================================================================
  TOTAL RETURN(2)             5.21%     (1.06)%     9.36%      6.74%     10.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.86%      3.70%      3.70%      4.04%      4.57%
-------------------------
Portfolio Turnover Rate         48%        26%        50%        77%       104%
-------------------------
Net Assets, End of Period
(in thousands)              $53,203    $60,203    $75,787    $66,327    $50,309
--------------------------------------------------------------------------------

(1) Per-share amount is less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
38

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                       0.40       0.10
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.53       (0.32)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.40)     (0.10)
-----------------------------------------------------
  From Net Realized Gains                                      --(2)        --
--------------------------------------------------------------------------------
  Total Distributions                                         (0.40)     (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.96     $10.83
================================================================================
  TOTAL RETURN(3)                                              4.94%     (2.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              0.75%   0.76%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           3.61%   3.63%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                         48%      26%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $4,271     $1,523
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

------
39

See Notes to Financial Statements.

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                       0.32        0.08
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.45       (0.34)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.32)     (0.08)
-----------------------------------------------------
  From Net Realized Gains                                     --(2)        --
--------------------------------------------------------------------------------
  Total Distributions                                         (0.32)     (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.96     $10.83
================================================================================
  TOTAL RETURN(3)(3)                                           4.19%     (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.50%   1.51%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           2.86%   2.88%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                          48%     26%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                          $3         $2
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
40

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                       0.31        0.08
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.44       (0.34)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.31)     (0.08)
-----------------------------------------------------
  From Net Realized Gains                                      --(2)        --
--------------------------------------------------------------------------------
  Total Distributions                                         (0.31)     (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.96     $10.83
================================================================================
  TOTAL RETURN(3)                                              4.15%     (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.50%   1.51%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           2.86%   2.88%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                          48%     26%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                        $719        $12
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
41

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                             2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $10.68     $11.29     $10.73     $10.67     $10.08
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income       0.39       0.42       0.42       0.44       0.47
----------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.13      (0.56)      0.62       0.19       0.59
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.52      (0.14)      1.04       0.63       1.06
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income          (0.39)     (0.42)     (0.42)     (0.44)     (0.47)
----------------------------
  From Net
  Realized Gains                --      (0.05)     (0.06)     (0.13)        --
--------------------------------------------------------------------------------
  Total Distributions        (0.39)     (0.47)     (0.48)     (0.57)     (0.47)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.81     $10.68     $11.29     $10.73     $10.67
================================================================================
  TOTAL RETURN(1)             4.88%     (1.30)%     9.90%      5.98%     10.70%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.56%      3.82%      3.78%      4.03%      4.49%
----------------------------
Portfolio Turnover Rate         44%        59%        45%        75%       138%
----------------------------
Net Assets, End of Period
(in thousands)              $49,451    $63,142    $70,078    $54,565    $53,860
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
42

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                        0.36       0.09
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.13      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.49      (0.34)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.36)     (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.81     $10.68
================================================================================
  TOTAL RETURN(2)                                              4.62%     (3.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              0.75%   0.76%(3)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           3.31%   3.34%(3)
-----------------------------------------------------
Portfolio Turnover Rate                                         44%      59%(4)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $2,105       $761
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
43

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                        0.28       0.07
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.13      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.41      (0.36)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.28)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.81     $10.68
================================================================================
  TOTAL RETURN(2)                                              3.83%     (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.50%   1.51%(3)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           2.56%   2.59%(3)
-----------------------------------------------------
Portfolio Turnover Rate                                          44%     59%(4)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                         $19        $17
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
44

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                        0.28       0.07
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.13      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.41      (0.36)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.28)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.81     $10.68
================================================================================
  TOTAL RETURN(2)                                              3.84%     (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.50%   1.51%(3)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           2.56%   2.59%(3)
-----------------------------------------------------
Portfolio Turnover Rate                                          44%     59%(4)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $1,827     $1,032
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

------
45

See Notes to Financial Statements.

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                             2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $10.04     $10.25      $9.87      $9.62      $9.32
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.51       0.52       0.53       0.53       0.53
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.46      (0.21)      0.38       0.25       0.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.97       0.31       0.91       0.78       0.83
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.51)     (0.52)     (0.53)     (0.53)     (0.53)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.50     $10.04     $10.25      $9.87      $9.62
================================================================================
  TOTAL RETURN(1)             9.84%      3.07%      9.40%      8.25%      9.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.63%      0.64%      0.64%      0.64%      0.64%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    4.92%      5.06%      5.22%      5.39%      5.59%
-------------------------
Portfolio Turnover Rate         30%        27%        43%        28%        50%
-------------------------
Net Assets, End of Period
(in thousands)              $62,945    $54,340    $53,621    $36,162    $29,342
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
46

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            A CLASS
--------------------------------------------------------------------------------
                                                   2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.04     $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                             0.48       0.49       0.17
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.46     (0.21)       0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.94       0.28       0.36
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.48)     (0.49)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(2)                                   9.56%      2.81%      3.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               0.88%      0.89%   0.88%(3)
------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                        4.67%      4.81%   5.03%(3)
------------------------------------------
Portfolio Turnover Rate                               30%        27%     43%(4)
------------------------------------------
Net Assets, End of Period (in thousands)          $79,154    $33,335     $2,117
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
47

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            B CLASS
--------------------------------------------------------------------------------
                                                   2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.04     $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                             0.40       0.42       0.15
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.46      (0.21)      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.86       0.21       0.34
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.40)     (0.42)     (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(2)                                   8.75%      2.05%      3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               1.63%      1.64%   1.63%(3)
------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                        3.92%      4.06%   4.35%(3)
------------------------------------------
Portfolio Turnover Rate                               30%        27%     43%(4)
------------------------------------------
Net Assets, End of Period (in thousands)           $3,573     $2,541       $708
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
48

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            C CLASS
--------------------------------------------------------------------------------
                                                   2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.04     $10.25     $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income                             0.40       0.43       0.39
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.46      (0.21)      0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.86       0.22       0.61
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                       (0.40)     (0.43)     (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(2)                                   8.74%      2.20%      6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               1.63%      1.54%   1.39%(3)
--------------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                        3.92%      4.16%   4.55%(3)
--------------------------------------------------
Portfolio Turnover Rate                               30%        27%     43%(4)
--------------------------------------------------
Net Assets, End of Period
(in thousands)                                    $16,967     $8,457     $1,454
--------------------------------------------------------------------------------

(1) July 24, 2002 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
49

Report of Independent Registered  Public Accounting Firm

To the Trustees of the American Century Municipal Trust and Shareholders of
Arizona Municipal Bond Fund, Florida Municipal Bond Fund and High-Yield
Municipal Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Municipal Bond Fund, the Florida Municipal Bond Fund and the High-Yield Municipal Fund (three of the five funds in the American Century Municipal Trust hereafter referred to as the
"Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at May 31,
2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 20, 2005

------
50

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than one year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
present); Vice President-Finance, Brocade Communications Systems, Inc. (November
2000 to November 2004); Vice President, Chief Financial Officer and Secretary,
Wireless Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
51

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present);
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
52

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and ACC
subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
53

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
54

Approval of Management Agreements for Arizona Municipal Bond, Florida Municipal
Bond and High Yield Municipal Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Arizona Municipal Bond, Florida Municipal Bond and High
Yield Municipal Bond (the "funds") and the services provided to such funds under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the

                                                                    (continued)

------
55

Approval of Management Agreements for Arizona Municipal Bond, Florida Municipal
Bond and High Yield Municipal Bond

Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the adviser, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly

                                                                    (continued)

------
56

Approval of Management Agreements for Arizona Municipal Bond, Florida Municipal
Bond and High Yield Municipal Bond

meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. Further, the
Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Arizona
Municipal Bond's performance fell below the median for both one and three year periods during part of the past year. The board discussed Arizona Municipal
Bond's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to

                                                                    (continued)

------
57

Approval of Management Agreements for Arizona Municipal Bond, Florida Municipal
Bond and High Yield Municipal Bond

measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services.
Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest quartile of the fees of comparable funds. The unified fees charged to shareholders of the funds were in the lowest quartile of the total expense ratios of their respective peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management

                                                                    (continued)

------
58

Approval of Management Agreements for Arizona Municipal Bond, Florida Municipal
Bond and High Yield Municipal Bond

of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

                                                                    (continued)

------
59

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A Class, B Class, and C
Class shares are higher than that of Investor Class shares. ON JANUARY 30, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS
OF HIGH-YIELD MUNICIPAL. ON FEBRUARY 27, 2004, INVESTOR CLASS SHARES BECAME
UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS OF ARIZONA MUNCIPAL AND
FLORIDA MUNICIPAL.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C
Class shares also are subject to a Rule 12b-1 service and distribution fee of
1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

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61

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

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Notes

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63

Notes

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Notes

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0507                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-44209N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Antonio Canova is the registrant's  designated audit committee financial expert.  He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2004:  $68,018
          FY 2005:  $69,555

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

Fees  required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of
Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)       Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $22,270
          FY 2005:  $15,677

These services included review of federal and state income tax forms and federal excise tax forms.

Fees  required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of
Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

Fees  required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of
Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2004:  $22,270
          FY 2005:  $170,677

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY MUNICIPAL TRUST

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   July 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   July 29, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   July 29, 2005